LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.64%
Aerospace & Defense–1.43%
†AAR Corp.	2,339	$ 83,783
†Aerojet Rocketdyne Holdings, Inc.	6,136	245,379
†AeroVironment, Inc.	732	61,019
†Astronics Corp.	3,366	27,112
†Axon Enterprise, Inc.	892	103,249
†Boeing Co.	3,476	420,874
BWX Technologies, Inc.	5,445	274,265
Curtiss-Wright Corp.	3,000	417,480
†Ducommun, Inc.	1,095	43,428
General Dynamics Corp.	3,875	822,159
HEICO Corp.	2,110	274,791
Hexcel Corp.	6,480	335,146
Howmet Aerospace, Inc.	9,783	302,588
Huntington Ingalls Industries, Inc.	1,759	389,618
†Innovative Solutions & Support, Inc.	1,699	14,662
Kaman Corp.	2,196	61,334
†Kratos Defense & Security Solutions, Inc.	7,221	73,365
L3Harris Technologies, Inc.	2,366	491,726
Lockheed Martin Corp.	4,642	1,793,158
Maxar Technologies, Inc.	411	7,694
†Mercury Systems, Inc.	2,137	86,762
Moog, Inc. Class A	2,078	146,187
National Presto Industries, Inc.	415	26,996
Northrop Grumman Corp.	1,829	860,215
Park Aerospace Corp.	1,422	15,699
†Parsons Corp.	3,000	117,600
Raytheon Technologies Corp.	17,936	1,468,241
Textron, Inc.	7,208	419,938
TransDigm Group, Inc.	988	518,522
†Triumph Group, Inc.	2,183	18,752
†V2X, Inc.	700	24,780
Woodward, Inc.	2,515	201,854
		10,148,376
Air Freight & Logistics–0.69%
†Air Transport Services Group, Inc.	4,399	105,972
†Atlas Air Worldwide Holdings, Inc.	1,872	178,907
CH Robinson Worldwide, Inc.	6,781	653,078
Expeditors International of Washington, Inc.	6,016	531,273
FedEx Corp.	6,059	899,580
Forward Air Corp.	1,360	122,753
†GXO Logistics, Inc.	6,121	214,602
†Hub Group, Inc. Class A	1,843	127,130
†Radiant Logistics, Inc.	4,220	24,012
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Air Freight & Logistics (continued)
United Parcel Service, Inc. Class B	12,787	$ 2,065,612
		4,922,919
Airlines–0.29%
†Alaska Air Group, Inc.	6,350	248,602
†Allegiant Travel Co.	963	70,280
†American Airlines Group, Inc.	14,699	176,976
†Copa Holdings SA Class A	1,782	119,412
†Delta Air Lines, Inc.	17,801	499,496
†Hawaiian Holdings, Inc.	3,086	40,581
†JetBlue Airways Corp.	17,815	118,113
†Mesa Air Group, Inc.	2,354	3,884
†SkyWest, Inc.	3,119	50,715
†Southwest Airlines Co.	12,115	373,627
†Spirit Airlines, Inc.	5,476	103,058
†United Airlines Holdings, Inc.	7,109	231,256
		2,036,000
Auto Components–0.52%
†Adient PLC	6,791	188,450
†American Axle & Manufacturing Holdings, Inc.	7,274	49,681
†Aptiv PLC	4,752	371,654
Autoliv, Inc.	5,998	399,647
BorgWarner, Inc.	14,888	467,483
†Cooper-Standard Holdings, Inc.	1,627	9,502
Dana, Inc.	8,992	102,779
†Dorman Products, Inc.	1,581	129,832
†Fox Factory Holding Corp.	1,929	152,545
Gentex Corp.	14,126	336,764
†Gentherm, Inc.	1,589	79,021
†Goodyear Tire & Rubber Co.	17,941	181,025
†Horizon Global Corp.	1,513	1,861
LCI Industries	1,744	176,946
Lear Corp.	3,892	465,834
†Modine Manufacturing Co.	3,832	49,586
†Motorcar Parts of America, Inc.	2,131	32,434
Patrick Industries, Inc.	1,704	74,703
†QuantumScape Corp.	13,098	110,154
Standard Motor Products, Inc.	1,116	36,270
†Stoneridge, Inc.	2,012	34,103
†Strattec Security Corp.	351	7,301
†Superior Industries International, Inc.	1,457	4,400
†Tenneco, Inc. Class A	5,209	90,585
†Visteon Corp.	1,057	112,105
LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
†XPEL, Inc.	339	$ 21,845
		3,686,510
Automobiles–0.68%
Ford Motor Co.	46,611	522,043
General Motors Co.	28,215	905,419
Harley-Davidson, Inc.	10,933	381,343
†Tesla, Inc.	10,020	2,657,805
Thor Industries, Inc.	3,525	246,680
Winnebago Industries, Inc.	1,657	88,169
		4,801,459
Banks–5.99%
1st Source Corp.	1,869	86,535
ACNB Corp.	300	9,012
Allegiance Bancshares, Inc.	1,602	66,691
Amalgamated Financial Corp.	896	20,205
Amerant Bancorp, Inc.	828	20,567
American National Bankshares, Inc.	691	22,077
Ameris Bancorp	4,264	190,643
Ames National Corp.	508	11,267
Arrow Financial Corp.	1,279	36,868
Associated Banc-Corp.	9,472	190,198
Atlantic Union Bankshares Corp.	5,077	154,239
†Axos Financial, Inc.	4,313	147,634
Banc of California, Inc.	4,299	68,655
BancFirst Corp.	2,354	210,612
†Bancorp, Inc.	5,433	119,417
Bank of America Corp.	92,335	2,788,517
Bank of Hawaii Corp.	2,642	201,109
Bank of Marin Bancorp	1,102	33,005
Bank of NT Butterfield & Son Ltd.	3,380	109,715
Bank of Princeton	477	13,523
Bank of South Carolina Corp.	622	10,176
Bank OZK	8,849	350,066
Bank7 Corp.	716	15,881
BankFinancial Corp.	1,093	10,340
BankUnited, Inc.	5,824	199,006
Bankwell Financial Group, Inc.	404	11,760
Banner Corp.	1,939	114,556
Bar Harbor Bankshares	748	19,837
BayCom Corp.	1,762	30,976
Berkshire Hills Bancorp, Inc.	4,384	119,683
BOK Financial Corp.	3,149	279,820
Brookline Bancorp, Inc.	5,744	66,918
Business First Bancshares, Inc.	727	15,652
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Byline Bancorp, Inc.	1,200	$ 24,300
C&F Financial Corp.	247	13,214
Cadence Bank	14,152	359,602
†California BanCorp	410	8,290
Cambridge Bancorp	195	15,549
Camden National Corp.	1,173	49,970
Capital City Bank Group, Inc.	1,029	32,012
Capstar Financial Holdings, Inc.	789	14,620
†Carter Bankshares, Inc.	1,205	19,400
Cathay General Bancorp	5,111	196,569
Central Pacific Financial Corp.	1,797	37,180
Central Valley Community Bancorp	650	11,511
Chemung Financial Corp.	348	14,571
Citigroup, Inc.	26,965	1,123,632
Citizens & Northern Corp.	830	20,069
Citizens Community Bancorp, Inc.	134	1,631
Citizens Financial Group, Inc.	15,286	525,227
City Holding Co.	1,056	93,657
Civista Bancshares, Inc.	1,887	39,174
CNB Financial Corp.	1,363	32,126
†Coastal Financial Corp.	985	39,144
Codorus Valley Bancorp, Inc.	389	7,329
Columbia Banking System, Inc.	4,744	137,054
Comerica, Inc.	5,568	395,885
Commerce Bancshares, Inc.	6,729	445,191
Community Bank System, Inc.	3,521	211,542
Community Financial Corp.	282	9,673
Community Trust Bancorp, Inc.	1,576	63,907
ConnectOne Bancorp, Inc.	3,369	77,689
Cullen/Frost Bankers, Inc.	3,117	412,130
†Customers Bancorp, Inc.	2,725	80,333
CVB Financial Corp.	8,489	214,941
Dime Community Bancshares, Inc.	3,418	100,079
Eagle Bancorp, Inc.	2,082	93,315
East West Bancorp, Inc.	8,263	554,778
Eastern Bankshares, Inc.	6,232	122,396
Enterprise Bancorp, Inc.	505	15,105
Enterprise Financial Services Corp.	2,260	99,530
Equity Bancshares, Inc. Class A	1,411	41,808
Esquire Financial Holdings, Inc.	464	17,423

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Farmers & Merchants Bancorp, Inc.	621	$ 16,686
Farmers National Banc Corp.	1,405	18,391
FB Financial Corp.	3,337	127,507
Fidelity D&D Bancorp, Inc.	372	15,010
Fifth Third Bancorp	18,805	601,008
Financial Institutions, Inc.	1,236	29,750
Finward Bancorp	301	10,237
First Bancorp	2,305	84,317
First BanCorp	15,722	215,077
First Bancorp, Inc.	400	11,020
First Bancshares, Inc.	606	18,101
First Bank	702	9,596
First Busey Corp.	3,995	87,810
First Business Financial Services, Inc.	400	12,924
First Capital, Inc.	402	10,335
First Citizens BancShares, Inc. Class A	811	646,716
First Commonwealth Financial Corp.	7,586	97,404
First Community Bankshares, Inc.	1,806	57,846
First Financial Bancorp	6,619	139,528
First Financial Bankshares, Inc.	6,396	267,545
First Financial Corp.	910	41,123
First Foundation, Inc.	3,162	57,359
First Hawaiian, Inc.	9,409	231,744
First Horizon Corp.	29,816	682,786
First Internet Bancorp	281	9,515
First Interstate BancSystem, Inc. Class A	5,713	230,520
First Merchants Corp.	3,427	132,556
First Mid Bancshares, Inc.	782	25,001
First of Long Island Corp.	2,890	49,824
First Republic Bank	4,389	572,984
First Savings Financial Group, Inc.	486	11,168
First United Corp.	461	7,630
Flushing Financial Corp.	2,575	49,878
FNB Corp.	24,748	287,077
FNCB Bancorp, Inc.	1,311	9,846
Franklin Financial Services Corp.	484	15,275
Fulton Financial Corp.	10,167	160,639
German American Bancorp, Inc.	1,832	65,421
Glacier Bancorp, Inc.	7,320	359,632
Great Southern Bancorp, Inc.	1,288	73,506
Guaranty Bancshares, Inc.	986	34,106
Hancock Whitney Corp.	5,726	262,308
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Hanmi Financial Corp.	2,726	$ 64,552
HarborOne Bancorp, Inc.	3,449	46,286
Hawthorn Bancshares, Inc.	416	9,094
HBT Financial, Inc.	668	12,124
Heartland Financial USA, Inc.	2,936	127,305
Heritage Commerce Corp.	4,676	53,026
Heritage Financial Corp.	2,744	72,634
Hilltop Holdings, Inc.	4,920	122,262
Home BancShares, Inc.	11,965	269,332
HomeStreet, Inc.	1,444	41,602
HomeTrust Bancshares, Inc.	2,018	44,598
Hope Bancorp, Inc.	7,589	95,925
Horizon Bancorp, Inc.	3,992	71,696
Huntington Bancshares, Inc.	38,021	501,117
Independent Bank Corp.	5,850	310,063
Independent Bank Group, Inc.	3,133	192,335
International Bancshares Corp.	4,629	196,732
Investar Holding Corp.	619	12,318
JPMorgan Chase & Co.	53,837	5,625,966
KeyCorp	23,443	375,557
Lakeland Bancorp, Inc.	3,667	58,709
Lakeland Financial Corp.	1,686	122,758
Landmark Bancorp, Inc.	529	13,527
LCNB Corp.	779	12,355
Limestone Bancorp, Inc.	590	11,576
Live Oak Bancshares, Inc.	3,910	119,646
M&T Bank Corp.	6,487	1,143,788
Macatawa Bank Corp.	1,713	15,862
Mercantile Bank Corp.	1,549	46,021
Metrocity Bankshares, Inc.	927	18,206
†Metropolitan Bank Holding Corp.	1,000	64,360
Mid Penn Bancorp, Inc.	517	14,853
Middlefield Banc Corp.	600	16,260
Midland States Bancorp, Inc.	2,021	47,635
MidWestOne Financial Group, Inc.	1,275	34,795
MVB Financial Corp.	505	14,054
National Bank Holdings Corp. Class A	1,818	67,248
National Bankshares, Inc.	222	7,495
NBT Bancorp, Inc.	3,154	119,694
†Nicolet Bankshares, Inc.	736	51,844
Northeast Bank	600	22,002
Northrim BanCorp, Inc.	322	13,382
Northwest Bancshares, Inc.	9,475	128,007
OceanFirst Financial Corp.	3,787	70,590
OFG Bancorp	3,694	92,830
Ohio Valley Banc Corp.	303	8,429

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Old National Bancorp	20,475	$ 337,223
Old Second Bancorp, Inc.	1,033	13,481
†OptimumBank Holdings, Inc.	160	651
Origin Bancorp, Inc.	1,422	54,704
Orrstown Financial Services, Inc.	503	12,032
Pacific Premier Bancorp, Inc.	5,733	177,494
PacWest Bancorp	6,636	149,974
Park National Corp.	1,191	148,256
Parke Bancorp, Inc.	739	15,489
Pathward Financial, Inc.	3,630	119,645
†Patriot National Bancorp, Inc.	972	10,225
PCB Bancorp	642	11,601
PCSB Financial Corp.	1,434	25,712
Peapack-Gladstone Financial Corp.	2,178	73,290
Penns Woods Bancorp, Inc.	878	20,115
Peoples Bancorp of North Carolina, Inc.	800	19,840
Peoples Bancorp, Inc.	2,283	66,047
Peoples Financial Services Corp.	412	19,298
Pinnacle Financial Partners, Inc.	3,905	316,695
Plumas Bancorp	367	10,412
PNC Financial Services Group, Inc.	5,084	759,651
Popular, Inc.	5,265	379,396
Preferred Bank	1,329	86,691
Premier Financial Corp.	3,387	87,046
Primis Financial Corp.	1,601	19,420
Prosperity Bancshares, Inc.	4,571	304,794
QCR Holdings, Inc.	1,366	69,584
RBB Bancorp	1,258	26,141
Red River Bancshares, Inc.	400	19,772
Regions Financial Corp.	24,752	496,773
Renasant Corp.	4,113	128,655
Republic Bancorp, Inc. Class A	1,308	50,096
†Republic First Bancorp, Inc.	4,711	13,332
Richmond Mutual BanCorp, Inc.	246	3,304
Riverview Bancorp, Inc.	1,450	9,207
S&T Bancorp, Inc.	3,057	89,601
Salisbury Bancorp, Inc.	586	14,041
Sandy Spring Bancorp, Inc.	3,595	126,760
SB Financial Group, Inc.	200	3,370
Seacoast Banking Corp. of Florida	3,281	99,185
ServisFirst Bancshares, Inc.	3,116	249,280
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Shore Bancshares, Inc.	1,070	$ 18,532
Sierra Bancorp	1,304	25,754
Signature Bank	1,450	218,950
Simmons First National Corp. Class A	7,801	169,984
SmartFinancial, Inc.	542	13,393
†Southern First Bancshares, Inc.	419	17,456
Southside Bancshares, Inc.	2,708	95,755
SouthState Corp.	4,676	369,965
†Stellar Bancorp, Inc.	1,491	43,612
Stock Yards Bancorp, Inc.	1,461	99,363
Summit Financial Group, Inc.	450	12,123
†SVB Financial Group	1,665	559,074
Synovus Financial Corp.	9,521	357,133
†Texas Capital Bancshares, Inc.	2,530	149,346
Tompkins Financial Corp.	1,112	80,753
Towne Bank	4,814	129,160
TriCo Bancshares	2,055	91,756
†Triumph Bancorp, Inc.	2,365	128,538
Truist Financial Corp.	16,483	717,670
Trustmark Corp.	4,607	141,112
U.S. Bancorp	26,453	1,066,585
UMB Financial Corp.	2,898	244,272
Umpqua Holdings Corp.	14,427	246,557
United Bankshares, Inc.	8,773	313,635
United Community Banks, Inc.	5,327	176,324
United Security Bancshares	2,131	13,894
Unity Bancorp, Inc.	845	21,218
Univest Financial Corp.	2,727	64,030
Valley National Bancorp	26,937	290,920
Veritex Holdings, Inc.	2,371	63,045
Washington Federal, Inc.	4,358	130,653
Washington Trust Bancorp, Inc.	1,505	69,952
Webster Financial Corp.	10,320	466,464
Wells Fargo & Co.	52,041	2,093,089
WesBanco, Inc.	5,072	169,253
West BanCorp, Inc.	758	15,774
Westamerica BanCorp	1,867	97,625
Western Alliance Bancorp	5,374	353,287
Wintrust Financial Corp.	2,899	236,413
Zions Bancorp NA	7,368	374,736
		42,529,310
Beverages–1.35%
†Boston Beer Co., Inc. Class A	527	170,564
Brown-Forman Corp. Class A	8,438	563,379
†Celsius Holdings, Inc.	783	71,002
Coca-Cola Co.	37,657	2,109,545

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Coca-Cola Consolidated, Inc.	532	$ 219,040
Constellation Brands, Inc. Class A	1,643	377,364
†Duckhorn Portfolio, Inc.	1,495	21,573
Keurig Dr Pepper, Inc.	6,902	247,230
MGP Ingredients, Inc.	1,309	138,963
Molson Coors Beverage Co. Class B	8,465	406,235
†Monster Beverage Corp.	3,134	272,533
National Beverage Corp.	4,024	155,085
PepsiCo, Inc.	29,654	4,841,312
		9,593,825
Biotechnology–2.64%
AbbVie, Inc.	31,346	4,206,947
†ACADIA Pharmaceuticals, Inc.	3,332	54,511
†Adverum Biotechnologies, Inc.	5,792	5,502
†Affimed NV	1,899	3,912
†Agios Pharmaceuticals, Inc.	1,115	31,532
†AIkido Pharma, Inc.	700	4,788
†Akebia Therapeutics, Inc.	7,580	2,397
†Akero Therapeutics, Inc.	2,764	94,114
†Albireo Pharma, Inc.	900	17,424
†Alkermes PLC	7,678	171,450
†Allakos, Inc.	198	1,212
†Allogene Therapeutics, Inc.	3,910	42,228
†Alnylam Pharmaceuticals, Inc.	409	81,865
Amgen, Inc.	12,442	2,804,427
†AnaptysBio, Inc.	1,298	33,112
†Anika Therapeutics, Inc.	1,049	24,966
†Arcus Biosciences, Inc.	1,344	35,159
†Arcutis Biotherapeutics, Inc.	1,509	28,837
†Ardelyx, Inc.	2,308	2,747
†Assembly Biosciences, Inc.	1,150	1,886
†Atara Biotherapeutics, Inc.	2,169	8,199
†Avid Bioservices, Inc.	1,153	22,045
†Avidity Biosciences, Inc.	940	15,350
†Biogen, Inc.	4,046	1,080,282
†BioMarin Pharmaceutical, Inc.	2,850	241,594
†Bluebird Bio, Inc.	2,545	16,110
†Blueprint Medicines Corp.	1,479	97,451
†CareDx, Inc.	2,553	43,452
†Catalyst Pharmaceuticals, Inc.	2,500	32,075
†Chimerix, Inc.	1,691	3,264
†Chinook Therapeutics, Inc.	2,165	42,564
†Concert Pharmaceuticals, Inc.	1,683	11,276
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Crinetics Pharmaceuticals, Inc.	600	$ 11,784
†CRISPR Therapeutics AG	1,463	95,607
†Decibel Therapeutics, Inc.	1,460	5,052
†Deciphera Pharmaceuticals, Inc.	1,974	36,519
†Denali Therapeutics, Inc.	3,237	99,344
†Design Therapeutics, Inc.	1,353	22,622
†Dyne Therapeutics, Inc.	2,238	28,423
†Eagle Pharmaceuticals, Inc.	867	22,906
†Editas Medicine, Inc.	2,173	26,598
†Eiger BioPharmaceuticals, Inc.	3,400	25,602
†Emergent BioSolutions, Inc.	3,148	66,076
†Enanta Pharmaceuticals, Inc.	1,564	81,125
†Enochian Biosciences, Inc.	1,600	2,896
†Exact Sciences Corp.	2,539	82,492
†Exelixis, Inc.	14,409	225,933
†Fate Therapeutics, Inc.	1,229	27,542
†Forma Therapeutics Holdings, Inc.	2,300	45,885
†G1 Therapeutics, Inc.	1,617	20,196
†Generation Bio Co.	2,510	13,328
Gilead Sciences, Inc.	24,883	1,535,032
†Global Blood Therapeutics, Inc.	1,051	71,573
†Halozyme Therapeutics, Inc.	4,947	195,604
†Homology Medicines, Inc.	5,153	8,296
†Horizon Therapeutics PLC	4,895	302,952
†Ideaya Biosciences, Inc.	1,500	22,380
†ImmunoGen, Inc.	4,878	23,317
†Immunovant, Inc.	4,470	24,943
†Incyte Corp.	2,494	166,200
†Insmed, Inc.	777	16,737
†Intellia Therapeutics, Inc.	1,899	106,268
†Ionis Pharmaceuticals, Inc.	3,180	140,651
†Iovance Biotherapeutics, Inc.	6,316	60,507
†Ironwood Pharmaceuticals, Inc.	7,322	75,856
†IVERIC bio, Inc.	5,296	95,010
†Jounce Therapeutics, Inc.	728	1,704
†KalVista Pharmaceuticals, Inc.	4,047	58,722
†Kezar Life Sciences, Inc.	1,975	17,005
†Kodiak Sciences, Inc.	240	1,858
†Krystal Biotech, Inc.	447	31,156
†Kura Oncology, Inc.	1,842	25,162
†Kymera Therapeutics, Inc.	638	13,889
†Lexicon Pharmaceuticals, Inc.	4,300	10,320

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Ligand Pharmaceuticals, Inc.	909	$ 78,274
†Lineage Cell Therapeutics, Inc.	4,300	4,859
†Lumos Pharma, Inc.	21	186
†MacroGenics, Inc.	2,522	8,726
†Madrigal Pharmaceuticals, Inc.	349	22,681
†Mersana Therapeutics, Inc.	12,973	87,697
†Mirati Therapeutics, Inc.	1,120	78,221
†Moderna, Inc.	4,700	555,775
†Morphic Holding, Inc.	1,526	43,186
†Myriad Genetics, Inc.	6,104	116,464
†Neurocrine Biosciences, Inc.	1,259	133,718
†NextCure, Inc.	3,736	10,274
†NightHawk Biosciences, Inc.	420	727
†Nurix Therapeutics, Inc.	1,279	16,665
†Organogenesis Holdings, Inc.	1,728	5,599
†Ovid therapeutics, Inc.	5,420	9,973
=†PDL BioPharma, Inc.	12,718	34,084
†PMV Pharmaceuticals, Inc.	2,465	29,333
†Poseida Therapeutics, Inc.	2,501	8,829
†Protagonist Therapeutics, Inc.	3,412	28,763
†Prothena Corp. PLC	2,185	132,477
†RAPT Therapeutics, Inc.	1,100	26,466
†Regeneron Pharmaceuticals, Inc.	2,107	1,451,449
†REGENXBIO, Inc.	2,597	68,639
†Relay Therapeutics, Inc.	2,207	49,371
†Replimune Group, Inc.	1,293	22,330
†REVOLUTION Medicines, Inc.	1,735	34,214
†Rhythm Pharmaceuticals, Inc.	1,655	40,547
†Rocket Pharmaceuticals, Inc.	1,401	22,360
†Sage Therapeutics, Inc.	752	29,448
†Sangamo Therapeutics, Inc.	8,751	42,880
†Sarepta Therapeutics, Inc.	488	53,944
†Seagen, Inc.	1,844	252,314
†Shattuck Labs, Inc.	2,704	7,301
†Sorrento Therapeutics, Inc.	9,900	15,543
†Spectrum Pharmaceuticals, Inc.	5,260	2,262
†SpringWorks Therapeutics, Inc.	296	8,445
†Stoke Therapeutics, Inc.	1,500	19,260
†Syndax Pharmaceuticals, Inc.	2,263	54,380
†Talaris Therapeutics, Inc.	2,399	6,309
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†TCR2 Therapeutics, Inc.	1,609	$ 2,896
†Travere Therapeutics, Inc.	1,860	45,830
†Twist Bioscience Corp.	1,536	54,129
†Ultragenyx Pharmaceutical, Inc.	1,378	57,063
†United Therapeutics Corp.	2,384	499,162
†Vanda Pharmaceuticals, Inc.	3,572	35,291
†Vaxcyte, Inc.	2,156	51,744
†Veracyte, Inc.	1,201	19,937
†Verastem, Inc.	6,841	5,815
†Vertex Pharmaceuticals, Inc.	3,556	1,029,604
†Viking Therapeutics, Inc.	5,500	14,960
†Viracta Therapeutics, Inc.	2,703	11,542
†Werewolf Therapeutics, Inc.	1,614	7,279
†Xencor, Inc.	3,216	83,552
†Y-mAbs Therapeutics, Inc.	1,554	22,409
		18,762,936
Building Products–1.13%
A O Smith Corp.	8,201	398,405
AAON, Inc.	3,577	192,729
Advanced Drainage Systems, Inc.	4,570	568,371
Allegion PLC	3,804	341,143
†American Woodmark Corp.	1,121	49,167
Apogee Enterprises, Inc.	1,507	57,597
Armstrong World Industries, Inc.	3,181	252,031
†AZEK Co., Inc.	2,991	49,710
†Builders FirstSource, Inc.	10,757	633,802
Carlisle Cos., Inc.	2,073	581,290
Carrier Global Corp.	25,580	909,625
CSW Industrials, Inc.	1,444	172,991
Fortune Brands Home & Security, Inc.	5,662	303,993
†Gibraltar Industries, Inc.	1,995	81,655
Griffon Corp.	3,933	116,102
†Hayward Holdings, Inc.	3,463	30,717
Insteel Industries, Inc.	1,555	41,254
†JELD-WEN Holding, Inc.	7,208	63,070
Johnson Controls International PLC	7,194	354,089
Lennox International, Inc.	1,245	277,224
Masco Corp.	4,785	223,412
†Masonite International Corp.	1,626	115,917
Owens Corning	5,731	450,514
†PGT Innovations, Inc.	4,054	84,972
Quanex Building Products Corp.	2,203	40,006
†Resideo Technologies, Inc.	9,867	188,065

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Simpson Manufacturing Co., Inc.	2,689	$ 210,818
Tecnoglass, Inc.	1,700	35,683
Trane Technologies PLC	3,158	457,310
†Trex Co., Inc.	6,500	285,610
UFP Industries, Inc.	4,286	309,278
Zurn Elkay Water Solutions Corp.	6,889	168,780
		8,045,330
Capital Markets–3.07%
Affiliated Managers Group, Inc.	2,450	274,033
Ameriprise Financial, Inc.	4,366	1,100,014
Ares Management Corp. Class A	1,769	109,590
Artisan Partners Asset Management, Inc. Class A	3,108	83,698
†Ashford, Inc.	690	9,301
†AssetMark Financial Holdings, Inc.	1,088	19,900
B Riley Financial, Inc.	150	6,678
Bank of New York Mellon Corp.	10,656	410,469
BGC Partners, Inc. Class A	17,890	56,175
BlackRock, Inc.	2,111	1,161,641
Blackstone, Inc.	5,556	465,037
†Blucora, Inc.	3,219	62,255
Brightsphere Investment Group, Inc.	2,470	36,828
Cboe Global Markets, Inc.	3,177	372,884
Charles Schwab Corp.	11,522	828,086
CME Group, Inc.	3,001	531,567
Cohen & Steers, Inc.	2,732	171,105
Cowen, Inc. Class A	1,499	57,921
Diamond Hill Investment Group, Inc.	308	50,820
†Donnelley Financial Solutions, Inc.	3,917	144,811
Evercore, Inc. Class A	3,008	247,408
FactSet Research Systems, Inc.	1,309	523,744
Federated Hermes, Inc.	6,284	208,126
Franklin Resources, Inc.	11,369	244,661
Goldman Sachs Group, Inc.	5,708	1,672,729
Greenhill & Co., Inc.	1,658	9,849
Hamilton Lane, Inc. Class A	1,683	100,324
Houlihan Lokey, Inc.	2,512	189,355
Interactive Brokers Group, Inc. Class A	1,344	85,895
Intercontinental Exchange, Inc.	5,809	524,843
Invesco Ltd.	17,695	242,422
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Janus Henderson Group PLC	10,713	$ 217,581
Jefferies Financial Group, Inc.	12,086	356,537
KKR & Co., Inc.	11,406	490,458
Lazard Ltd. Class A	8,039	255,881
LPL Financial Holdings, Inc.	3,384	739,336
MarketAxess Holdings, Inc.	898	199,796
Moelis & Co. Class A	3,087	104,371
Moody's Corp.	2,960	719,606
Morgan Stanley	26,284	2,076,699
Morningstar, Inc.	1,355	287,694
MSCI, Inc.	625	263,619
Nasdaq, Inc.	13,287	753,107
Northern Trust Corp.	8,457	723,581
†Open Lending Corp. Class A	1,211	9,736
Oppenheimer Holdings, Inc. Class A	765	23,700
Piper Sandler Cos.,	1,263	132,287
PJT Partners, Inc. Class A	816	54,525
Raymond James Financial, Inc.	7,032	694,902
†Robinhood Markets, Inc. Class A	19,647	198,435
S&P Global, Inc.	3,140	958,799
†Safeguard Scientifics, Inc.	1,565	5,837
SEI Investments Co.	9,150	448,807
Silvercrest Asset Management Group, Inc. Class A	997	16,301
State Street Corp.	9,159	556,959
Stifel Financial Corp.	6,789	352,417
†StoneX Group, Inc.	1,244	103,177
T Rowe Price Group, Inc.	6,609	694,011
Tradeweb Markets, Inc. Class A	2,207	124,519
U.S. Global Investors, Inc. Class A	2,448	7,026
Victory Capital Holdings, Inc. Class A	700	16,317
Virtu Financial, Inc. Class A	5,162	107,215
Virtus Investment Partners, Inc.	420	66,998
Westwood Holdings Group, Inc.	439	4,228
WisdomTree Investments, Inc.	10,540	49,327
		21,815,958
Chemicals–2.45%
AdvanSix, Inc.	2,562	82,240
†AgroFresh Solutions, Inc.	1,708	2,562

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Air Products & Chemicals, Inc.	2,930	$ 681,899
Albemarle Corp.	2,615	691,511
American Vanguard Corp.	2,114	39,532
Ashland, Inc.	3,930	373,232
†Aspen Aerogels, Inc.	400	3,688
Avient Corp.	6,532	197,920
†Axalta Coating Systems Ltd.	15,781	332,348
Balchem Corp.	1,569	190,759
Cabot Corp.	3,948	252,238
Celanese Corp.	3,682	332,632
CF Industries Holdings, Inc.	8,984	864,710
Chase Corp.	690	57,663
Chemours Co.	10,477	258,258
Corteva, Inc.	12,054	688,886
Dow, Inc.	24,199	1,063,062
DuPont de Nemours, Inc.	3,901	196,610
Eastman Chemical Co.	3,835	272,477
Ecolab, Inc.	2,758	398,310
†Ecovyst, Inc.	2,313	19,522
Element Solutions, Inc.	17,028	277,046
†Flotek Industries, Inc.	3,167	3,167
FMC Corp.	3,567	377,032
FutureFuel Corp.	4,158	25,114
Hawkins, Inc.	1,770	69,012
HB Fuller Co.	3,432	206,263
Huntsman Corp.	14,366	352,542
†Ingevity Corp.	2,010	121,866
Innospec, Inc.	1,414	121,137
International Flavors & Fragrances, Inc.	6,197	562,873
†Intrepid Potash, Inc.	1,283	50,768
Koppers Holdings, Inc.	1,060	22,027
Kronos Worldwide, Inc.	4,954	46,270
Linde PLC	6,241	1,682,511
†Livent Corp.	7,469	228,925
†LSB Industries, Inc.	3,136	44,688
LyondellBasell Industries NV Class A	17,181	1,293,386
Mativ Holdings, Inc.	2,848	62,884
Minerals Technologies, Inc.	2,394	118,288
Mosaic Co.	11,375	549,754
NewMarket Corp.	666	200,353
Olin Corp.	12,382	530,940
Orion Engineered Carbons SA	1,957	26,126
PPG Industries, Inc.	6,179	683,953
Quaker Chemical Corp.	243	35,084
†Rayonier Advanced Materials, Inc.	7,464	23,512
RPM International, Inc.	6,108	508,857
Scotts Miracle-Gro Co.	3,385	144,709
Sensient Technologies Corp.	2,141	148,457
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Sherwin-Williams Co.	5,123	$ 1,048,934
Stepan Co.	1,624	152,120
Tredegar Corp.	3,415	32,238
Trinseo PLC	3,760	68,883
Tronox Holdings PLC Class A	7,716	94,521
Valvoline, Inc.	8,731	221,244
†Venator Materials PLC	3,553	3,127
Westlake Corp.	3,165	274,975
		17,413,645
Commercial Services & Supplies–0.98%
ABM Industries, Inc.	4,513	172,532
ACCO Brands Corp.	7,956	38,984
Acme United Corp.	172	3,959
†ACV Auctions, Inc. Class A	1,930	13,877
Brady Corp. Class A	2,770	115,592
†BrightView Holdings, Inc.	3,756	29,823
Brink's Co.	3,039	147,209
†Casella Waste Systems, Inc. Class A	2,417	184,635
†CECO Environmental Corp.	1,187	10,505
†Cimpress PLC	912	22,326
Cintas Corp.	2,103	816,364
†Civeo Corp.	630	15,832
†Clean Harbors, Inc.	4,340	477,313
†Copart, Inc.	5,336	567,750
Deluxe Corp.	3,259	54,262
Ennis, Inc.	1,765	35,529
†Harsco Corp.	5,387	20,147
Healthcare Services Group, Inc.	4,016	48,553
†Heritage-Crystal Clean, Inc.	2,134	63,102
HNI Corp.	3,300	87,483
†IAA, Inc.	6,129	195,209
Interface, Inc.	3,770	33,892
†KAR Auction Services, Inc.	9,508	106,204
Kimball International, Inc. Class B	3,544	22,292
Matthews International Corp. Class A	2,379	53,313
MillerKnoll, Inc.	5,531	86,284
†Montrose Environmental Group, Inc.	388	13,056
MSA Safety, Inc.	1,750	191,240
NL Industries, Inc.	2,090	16,156
†Performant Financial Corp.	4,544	8,406
†Perma-Fix Environmental Services, Inc.	1,952	8,745
Pitney Bowes, Inc.	8,459	19,710
†Quad/Graphics, Inc.	4,623	11,835
Republic Services, Inc.	3,990	542,800
Rollins, Inc.	8,554	296,653
†SP Plus Corp.	1,793	56,157

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Steelcase, Inc. Class A	5,268	$ 34,347
†Stericycle, Inc.	4,397	185,158
Tetra Tech, Inc.	2,382	306,159
UniFirst Corp.	1,034	173,950
†Viad Corp.	1,218	38,464
VSE Corp.	1,374	48,640
Waste Management, Inc.	10,092	1,616,839
		6,991,286
Communications Equipment–0.87%
ADTRAN Holdings, Inc.	4,319	84,566
†Applied Optoelectronics, Inc.	1,210	3,291
†Arista Networks, Inc.	5,768	651,149
†CalAmp Corp.	3,203	12,300
†Calix, Inc.	1,776	108,585
†Cambium Networks Corp.	1,400	23,688
†Casa Systems, Inc.	3,998	12,514
†Ciena Corp.	8,129	328,655
Cisco Systems, Inc.	69,022	2,760,880
†Clearfield, Inc.	826	86,433
†CommScope Holding Co., Inc.	9,089	83,710
Comtech Telecommunications Corp.	2,049	20,510
†Digi International, Inc.	1,498	51,786
†DZS, Inc.	1,150	12,995
†Extreme Networks, Inc.	2,992	39,105
†F5, Inc.	1,813	262,395
†Genasys, Inc.	2,022	5,601
†Harmonic, Inc.	6,256	81,766
†Infinera Corp.	4,453	21,552
Juniper Networks, Inc.	15,147	395,640
†KVH Industries, Inc.	2,253	20,773
†Lumentum Holdings, Inc.	3,600	246,852
Motorola Solutions, Inc.	1,590	356,112
†NETGEAR, Inc.	2,066	41,403
†NetScout Systems, Inc.	5,309	166,278
Network-1 Technologies, Inc.	11	25
†Palo Alto Networks, Inc.	498	81,567
†PCTEL, Inc.	2,548	12,027
†Ribbon Communications, Inc.	9,487	21,061
†TESSCO Technologies, Inc.	1,609	6,661
†Viasat, Inc.	2,404	72,673
†Viavi Solutions, Inc.	10,641	138,865
		6,211,418
Construction & Engineering–0.67%
AECOM	6,852	468,471
†Ameresco, Inc. Class A	3,022	200,903
†API Group Corp.	2,822	37,448
Arcosa, Inc.	2,983	170,568
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Argan, Inc.	1,157	$ 37,221
Comfort Systems USA, Inc.	2,557	248,873
†Concrete Pumping Holdings, Inc.	5,143	33,172
†Construction Partners, Inc. Class A	2,150	56,395
†Dycom Industries, Inc.	2,115	202,046
EMCOR Group, Inc.	3,159	364,801
†Fluor Corp.	7,505	186,799
Granite Construction, Inc.	2,572	65,303
†Great Lakes Dredge & Dock Corp.	4,650	35,247
†IES Holdings, Inc.	1,179	32,564
†Limbach Holdings, Inc.	231	1,756
†MasTec, Inc.	5,469	347,282
†Matrix Service Co.	2,351	9,733
MDU Resources Group, Inc.	12,934	353,745
†MYR Group, Inc.	1,177	99,727
†Northwest Pipe Co.	539	15,146
†NV5 Global, Inc.	614	76,026
†Orion Group Holdings, Inc.	1,150	3,036
Primoris Services Corp.	5,392	87,620
Quanta Services, Inc.	4,755	605,739
†Sterling Infrastructure, Inc.	2,101	45,108
†Tutor Perini Corp.	4,056	22,389
Valmont Industries, Inc.	1,274	342,222
†WillScot Mobile Mini Holdings Corp.	14,301	576,759
		4,726,099
Construction Materials–0.22%
Eagle Materials, Inc.	2,323	248,979
Martin Marietta Materials, Inc.	1,696	546,265
†Smith-Midland Corp.	532	14,231
†Summit Materials, Inc. Class A	8,272	198,197
U.S. Lime & Minerals, Inc.	277	28,309
Vulcan Materials Co.	3,325	524,386
		1,560,367
Consumer Finance–1.04%
Ally Financial, Inc.	16,293	453,434
American Express Co.	15,598	2,104,326
†Atlanticus Holdings Corp.	351	9,207
Bread Financial Holdings, Inc.	2,682	84,349
Capital One Financial Corp.	6,837	630,166
†Credit Acceptance Corp.	1,348	590,424
Curo Group Holdings Corp.	1,445	5,794
Discover Financial Services	10,688	971,753
†Encore Capital Group, Inc.	2,487	113,109
†Enova International, Inc.	2,115	61,906
†EZCORP, Inc. Class A	4,961	38,249

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
FirstCash Holdings, Inc.	2,903	$ 212,935
†Green Dot Corp. Class A	3,291	62,463
†LendingClub Corp.	7,603	84,013
†LendingTree, Inc.	222	5,297
Navient Corp.	12,007	176,383
Nelnet, Inc. Class A	1,924	152,362
OneMain Holdings, Inc.	8,941	263,938
†PRA Group, Inc.	3,508	115,273
†PROG Holdings, Inc.	4,619	69,193
Regional Management Corp.	567	15,899
SLM Corp.	27,460	384,165
Synchrony Financial	25,752	725,949
†World Acceptance Corp.	783	75,810
		7,406,397
Containers & Packaging–0.83%
Amcor PLC	38,673	414,961
AptarGroup, Inc.	3,912	371,757
Ardagh Metal Packaging SA	4,030	19,505
Avery Dennison Corp.	4,167	677,971
Ball Corp.	10,192	492,478
†Berry Global Group, Inc.	10,390	483,447
Crown Holdings, Inc.	6,510	527,505
Graphic Packaging Holding Co.	25,771	508,720
Greif, Inc. Class A	2,191	131,390
International Paper Co.	11,999	380,368
Myers Industries, Inc.	3,079	50,711
†O-I Glass, Inc.	8,101	104,908
Packaging Corp. of America	3,737	419,628
†Ranpak Holdings Corp.	874	2,989
Sealed Air Corp.	5,125	228,114
Silgan Holdings, Inc.	8,348	350,950
Sonoco Products Co.	7,114	403,577
TriMas Corp.	3,116	78,118
Westrock Co.	7,303	225,590
		5,872,687
Distributors–0.23%
†Funko, Inc. Class A	1,250	25,275
Genuine Parts Co.	5,038	752,274
LKQ Corp.	9,025	425,529
Pool Corp.	1,376	437,857
Weyco Group, Inc.	507	10,312
		1,651,247
Diversified Consumer Services–0.37%
†2U, Inc.	2,763	17,269
ADT, Inc.	16,250	121,712
†Adtalem Global Education, Inc.	2,932	106,871
†American Public Education, Inc.	1,456	13,308
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Bright Horizons Family Solutions, Inc.	1,341	$ 77,309
Carriage Services, Inc.	1,652	53,128
†Chegg, Inc.	4,572	96,332
†Coursera, Inc.	1,800	19,404
†Frontdoor, Inc.	3,903	79,582
Graham Holdings Co. Class B	279	150,096
†Grand Canyon Education, Inc.	3,013	247,819
H&R Block, Inc.	8,384	356,655
Laureate Education, Inc. Class A	6,158	64,967
†Lincoln Educational Services Corp.	1,828	9,944
†OneSpaWorld Holdings Ltd.	3,672	30,845
†Perdoceo Education Corp.	6,090	62,727
†PowerSchool Holdings, Inc. Class A	1,297	21,647
Service Corp. International	10,544	608,811
Strategic Education, Inc.	1,317	80,877
†Stride, Inc.	2,788	117,180
†Terminix Global Holdings, Inc.	5,840	223,614
†Universal Technical Institute, Inc.	3,313	18,023
†Vivint Smart Home, Inc.	3,000	19,740
†WW International, Inc.	1,972	7,750
		2,605,610
Diversified Financial Services–1.06%
†Acacia Research Corp.	5,992	24,208
A-Mark Precious Metals, Inc.	1,222	34,693
Apollo Global Management, Inc.	7,764	361,026
†Berkshire Hathaway, Inc. Class B	22,189	5,924,907
†Cannae Holdings, Inc.	5,520	114,043
Equitable Holdings, Inc.	22,169	584,153
†FlexShopper, Inc.	4,149	7,717
Jackson Financial, Inc. Class A	1,235	34,271
Voya Financial, Inc.	6,997	423,318
		7,508,336
Diversified Telecommunication Services–1.08%
†Anterix, Inc.	1,166	41,650
AT&T, Inc.	137,994	2,116,828
ATN International, Inc.	1,118	43,121
Cogent Communications Holdings, Inc.	2,491	129,931

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Consolidated Communications Holdings, Inc.	6,890	$ 28,662
†EchoStar Corp. Class A	4,341	71,496
†Frontier Communications Parent, Inc.	6,368	149,202
†IDT Corp. Class B	1,774	44,049
†Iridium Communications, Inc.	7,987	354,383
†Liberty Latin America Ltd. Class A	15,472	95,257
Lumen Technologies, Inc.	66,373	483,196
†Ooma, Inc.	1,800	22,140
†Telesat Corp.	853	6,662
Verizon Communications, Inc.	107,103	4,066,701
		7,653,278
Electric Utilities–1.03%
ALLETE, Inc.	1,883	94,244
Alliant Energy Corp.	5,343	283,126
American Electric Power Co., Inc.	3,298	285,112
Avangrid, Inc.	1,617	67,429
Constellation Energy Corp.	3,502	291,331
Duke Energy Corp.	4,885	454,403
Edison International	7,419	419,767
Entergy Corp.	3,777	380,080
Evergy, Inc.	5,103	303,118
Eversource Energy	2,987	232,867
Exelon Corp.	7,024	263,119
FirstEnergy Corp.	10,192	377,104
Genie Energy Ltd. Class B	1,295	12,108
Hawaiian Electric Industries, Inc.	4,111	142,487
IDACORP, Inc.	1,690	167,327
MGE Energy, Inc.	1,792	117,609
NextEra Energy, Inc.	11,624	911,438
NRG Energy, Inc.	15,841	606,235
OGE Energy Corp.	5,679	207,056
Otter Tail Corp.	1,231	75,731
†PG&E Corp.	4,692	58,650
Pinnacle West Capital Corp.	2,967	191,401
PNM Resources, Inc.	4,259	194,764
Portland General Electric Co.	3,574	155,326
PPL Corp.	13,594	344,608
Southern Co.	6,267	426,156
Xcel Energy, Inc.	3,561	227,904
		7,290,500
Electrical Equipment–0.92%
Acuity Brands, Inc.	2,140	336,986
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Allied Motion Technologies, Inc.	1,137	$ 32,541
AMETEK, Inc.	6,378	723,329
†Atkore, Inc.	3,256	253,349
AZZ, Inc.	2,008	73,312
†Babcock & Wilcox Enterprises, Inc.	2,600	16,588
Eaton Corp. PLC	6,494	866,040
Emerson Electric Co.	6,586	482,227
Encore Wire Corp.	1,649	190,525
EnerSys	2,817	163,865
†Flux Power Holdings, Inc.	3,405	8,717
†FuelCell Energy, Inc.	3,227	11,004
†Generac Holdings, Inc.	1,111	197,914
GrafTech International Ltd.	10,007	43,130
Hubbell, Inc.	2,948	657,404
LSI Industries, Inc.	457	3,514
nVent Electric PLC	9,432	298,146
†Plug Power, Inc.	4,656	97,823
Powell Industries, Inc.	1,009	21,270
Preformed Line Products Co.	449	31,946
Regal Rexnord Corp.	4,151	582,634
Rockwell Automation, Inc.	3,225	693,730
Sensata Technologies Holding PLC	8,924	332,687
†Shoals Technologies Group, Inc. Class A	1,785	38,467
†Sunrun, Inc.	9,039	249,386
†Thermon Group Holdings, Inc.	2,349	36,198
†TPI Composites, Inc.	2,494	28,132
†Ultralife Corp.	2,766	13,304
†Vicor Corp.	594	35,129
		6,519,297
Electronic Equipment, Instruments & Components–1.55%
Advanced Energy Industries, Inc.	2,741	212,181
†Airgain, Inc.	1,525	10,995
Amphenol Corp. Class A	9,461	633,509
†Arlo Technologies, Inc.	5,053	23,446
†Arrow Electronics, Inc.	4,234	390,332
Avnet, Inc.	6,028	217,731
Badger Meter, Inc.	2,033	187,829
Bel Fuse, Inc. Class B	886	22,372
Belden, Inc.	3,141	188,523
Benchmark Electronics, Inc.	2,494	61,801
CDW Corp.	4,704	734,200
†Coda Octopus Group, Inc.	2,420	13,068
Cognex Corp.	4,550	188,598
†Coherent Corp.	3,251	113,297
Corning, Inc.	22,617	656,345

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
CTS Corp.	2,254	$ 93,879
†Daktronics, Inc.	2,615	7,087
†Data I/O Corp.	7,146	19,937
†ePlus, Inc.	2,128	88,397
†Fabrinet	2,253	215,049
†FARO Technologies, Inc.	842	23,105
†Flex Ltd.	37,460	624,084
†Identiv, Inc.	1,421	17,819
†Insight Enterprises, Inc.	2,095	172,649
†IPG Photonics Corp.	2,199	185,486
†Iteris, Inc.	3,006	8,928
†Itron, Inc.	2,486	104,685
Jabil, Inc.	12,991	749,711
†Key Tronic Corp.	304	1,228
†Keysight Technologies, Inc.	5,370	845,023
†Kimball Electronics, Inc.	2,160	37,044
†Knowles Corp.	6,423	78,168
Littelfuse, Inc.	1,254	249,157
Methode Electronics, Inc.	2,176	80,838
†Napco Security Technologies, Inc.	1,100	31,988
National Instruments Corp.	6,508	245,612
†Neonode, Inc.	1,000	3,500
†nLight, Inc.	1,778	16,802
†Novanta, Inc.	1,666	192,673
†OSI Systems, Inc.	1,334	96,128
PC Connection, Inc.	2,018	90,992
†Plexus Corp.	2,007	175,733
†Powerfleet, Inc.	2,100	6,468
†Rogers Corp.	1,055	255,183
†Sanmina Corp.	3,814	175,749
†ScanSource, Inc.	1,716	45,320
TD SYNNEX Corp.	3,860	313,393
TE Connectivity Ltd.	5,631	621,437
†Teledyne Technologies, Inc.	1,270	428,587
†Trimble, Inc.	5,774	313,355
†TTM Technologies, Inc.	6,628	87,357
Vishay Intertechnology, Inc.	8,859	157,602
†Vishay Precision Group, Inc.	600	17,754
Vontier Corp.	8,552	142,904
†Zebra Technologies Corp. Class A	1,396	365,766
		11,040,804
Energy Equipment & Services–0.61%
Archrock, Inc.	8,285	53,190
Baker Hughes Co.	16,384	343,409
†Bristow Group, Inc.	446	10,477
Cactus, Inc. Class A	2,654	101,993
ChampionX Corp.	8,993	175,993
Core Laboratories NV	2,200	29,656
†DMC Global, Inc.	551	8,805
†Dril-Quip, Inc.	2,477	48,351
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Expro Group Holdings NV	3,574	$ 45,533
†Exterran Corp.	3,133	13,033
†Forum Energy Technologies, Inc.	380	8,071
†Geospace Technologies Corp.	1,182	5,213
†Gulf Island Fabrication, Inc.	6,318	26,346
Halliburton Co.	24,072	592,653
†Helix Energy Solutions Group, Inc.	13,252	51,153
Helmerich & Payne, Inc.	5,797	214,315
†Independence Contract Drilling, Inc.	97	291
†Liberty Energy, Inc. Class A	8,157	103,431
†Mammoth Energy Services, Inc.	2,622	8,941
†Nabors Industries Ltd.	576	58,435
†National Energy Services Reunited Corp.	500	2,970
†Natural Gas Services Group, Inc.	679	6,817
†Newpark Resources, Inc.	12,475	31,437
†NexTier Oilfield Solutions, Inc.	14,413	106,656
†Noble Corp. PLC	707	20,913
NOV, Inc.	18,750	303,375
†Oceaneering International, Inc.	6,032	48,015
†Oil States International, Inc.	5,610	21,823
Patterson-UTI Energy, Inc.	14,628	170,855
†ProPetro Holding Corp.	8,008	64,464
†Ranger Energy Services, Inc.	1,723	16,851
RPC, Inc.	7,313	50,679
Schlumberger NV	25,658	921,122
†SEACOR Marine Holdings, Inc.	1,843	10,358
†Select Energy Services, Inc. Class A	9,056	63,120
Solaris Oilfield Infrastructure, Inc. Class A	2,100	19,656
†TechnipFMC PLC	17,349	146,772
†TETRA Technologies, Inc.	6,409	23,008
†Tidewater, Inc.	3,355	72,803
†Transocean Ltd.	21,123	52,174
†U.S. Silica Holdings, Inc.	8,053	88,180
†Valaris Ltd.	2,139	104,683
†Weatherford International PLC	2,072	66,905
		4,312,925

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–0.79%
Activision Blizzard, Inc.	8,780	$ 652,705
†Cinemark Holdings, Inc.	4,148	50,232
Electronic Arts, Inc.	3,076	355,924
†Endeavor Group Holdings, Inc. Class A	1,192	24,150
†IMAX Corp.	3,593	50,733
†Lions Gate Entertainment Corp. Class A	15,707	112,180
†Live Nation Entertainment, Inc.	2,936	223,253
†Madison Square Garden Entertainment Corp.	1,336	58,904
†Madison Square Garden Sports Corp.	341	46,601
Marcus Corp.	2,001	27,794
†Netflix, Inc.	3,531	831,339
†Playtika Holding Corp.	2,516	23,625
†Reading International, Inc. Class A	1,404	4,619
†ROBLOX Corp. Class A	1,603	57,452
†Roku, Inc.	862	48,617
†Spotify Technology SA	342	29,515
†Take-Two Interactive Software, Inc.	4,160	453,440
†Walt Disney Co.	17,995	1,697,468
†Warner Bros Discovery, Inc.	54,645	628,418
Warner Music Group Corp. Class A	1,625	37,716
World Wrestling Entertainment, Inc. Class A	2,951	207,072
		5,621,757
Food & Staples Retailing–1.75%
Albertsons Cos., Inc. Class A	6,021	149,682
Andersons, Inc.	2,422	75,155
†BJ's Wholesale Club Holdings, Inc.	5,171	376,501
Casey's General Stores, Inc.	2,858	578,802
†Chefs' Warehouse, Inc.	2,797	81,029
Costco Wholesale Corp.	7,985	3,771,076
†Grocery Outlet Holding Corp.	2,407	80,129
†HF Foods Group, Inc.	2,646	10,240
Ingles Markets, Inc. Class A	1,307	103,527
Kroger Co.	42,500	1,859,375
Natural Grocers by Vitamin Cottage, Inc.	2,445	26,382
†Performance Food Group Co.	6,896	296,183
PriceSmart, Inc.	1,820	104,814
SpartanNash Co.	3,365	97,652
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
†Sprouts Farmers Market, Inc.	7,175	$ 199,106
Sysco Corp.	10,898	770,598
†U.S. Foods Holding Corp.	10,600	280,264
†United Natural Foods, Inc.	3,773	129,678
Village Super Market, Inc. Class A	880	17,010
Walgreens Boots Alliance, Inc.	13,596	426,914
Walmart, Inc.	22,104	2,866,889
Weis Markets, Inc.	1,433	102,087
		12,403,093
Food Products–1.73%
Alico, Inc.	310	8,754
Archer-Daniels-Midland Co.	9,112	733,060
B&G Foods, Inc.	4,796	79,086
Bunge Ltd.	7,479	617,541
Calavo Growers, Inc.	781	24,797
Cal-Maine Foods, Inc.	3,414	189,784
Campbell Soup Co.	15,430	727,062
Conagra Brands, Inc.	14,520	473,788
†Darling Ingredients, Inc.	5,972	395,048
†Farmer Bros Co.	1,079	5,061
Flowers Foods, Inc.	13,973	344,993
Fresh Del Monte Produce, Inc.	3,707	86,151
†Freshpet, Inc.	1,223	61,260
General Mills, Inc.	10,870	832,751
†Hain Celestial Group, Inc.	6,883	116,185
Hershey Co.	3,913	862,699
Hormel Foods Corp.	10,944	497,295
†Hostess Brands, Inc.	8,647	200,956
Ingredion, Inc.	4,250	342,210
J & J Snack Foods Corp.	1,165	150,833
J M Smucker Co.	3,289	451,941
John B Sanfilippo & Son, Inc.	644	48,770
Kellogg Co.	11,922	830,487
Kraft Heinz Co.	8,651	288,511
Lamb Weston Holdings, Inc.	5,830	451,125
Lancaster Colony Corp.	1,889	283,879
†Landec Corp.	2,083	18,518
†Lifeway Foods, Inc.	699	3,998
Limoneira Co.	992	13,075
McCormick & Co., Inc.	7,298	521,020
Mondelez International, Inc. Class A	13,538	742,289
†Pilgrim's Pride Corp.	7,304	168,138
†Post Holdings, Inc.	5,163	422,901
Seaboard Corp.	55	187,146
†Seneca Foods Corp. Class A	364	18,360
†Simply Good Foods Co.	6,162	197,122
Tootsie Roll Industries, Inc.	1,643	54,679

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†TreeHouse Foods, Inc.	3,497	$ 148,343
Tyson Foods, Inc. Class A	9,729	641,433
†Vital Farms, Inc.	1,481	17,728
		12,258,777
Gas Utilities–0.24%
Atmos Energy Corp.	2,669	271,838
Chesapeake Utilities Corp.	908	104,774
National Fuel Gas Co.	3,810	234,506
New Jersey Resources Corp.	6,806	263,392
Northwest Natural Holding Co.	1,338	58,043
ONE Gas, Inc.	2,252	158,518
RGC Resources, Inc.	1,002	21,102
South Jersey Industries, Inc.	4,505	150,557
†Southwest Gas Holdings, Inc.	1,839	128,270
Spire, Inc.	2,361	147,161
UGI Corp.	5,970	193,010
		1,731,171
Health Care Equipment & Supplies–1.81%
Abbott Laboratories	16,618	1,607,958
†ABIOMED, Inc.	626	153,783
†Accuray, Inc.	4,267	8,875
†Align Technology, Inc.	835	172,937
†AngioDynamics, Inc.	3,064	62,689
†Apollo Endosurgery, Inc.	1,843	10,155
†Artivion, Inc.	2,557	35,389
†AtriCure, Inc.	1,000	39,100
Atrion Corp.	84	47,460
†Avanos Medical, Inc.	2,882	62,770
†Axogen, Inc.	1,694	20,193
†Axonics, Inc.	1,522	107,210
Baxter International, Inc.	8,280	445,961
Becton Dickinson & Co.	2,735	609,440
†Boston Scientific Corp.	11,192	433,466
†Cardiovascular Systems, Inc.	1,216	16,854
CONMED Corp.	1,545	123,863
Cooper Cos., Inc.	1,008	266,011
†CryoPort, Inc.	851	20,730
†Cutera, Inc.	403	18,377
DENTSPLY SIRONA, Inc.	4,446	126,044
†Dexcom, Inc.	1,972	158,825
†Edwards Lifesciences Corp.	2,988	246,899
†Ekso Bionics Holdings, Inc.	4,330	6,755
†Electromed, Inc.	1,109	11,367
Embecta Corp.	547	15,748
†Enovis Corp.	2,239	103,151
†Envista Holdings Corp.	7,903	259,297
†enVVeno Medical Corp.	1,679	10,544
†Glaukos Corp.	1,722	91,679
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Globus Medical, Inc. Class A	3,302	$ 196,700
†Haemonetics Corp.	2,274	168,344
†Heska Corp.	202	14,730
†Hologic, Inc.	10,745	693,267
†ICU Medical, Inc.	238	35,843
†IDEXX Laboratories, Inc.	1,562	508,900
†Inari Medical, Inc.	235	17,070
†Inogen, Inc.	962	23,357
†Insulet Corp.	225	51,615
†Integer Holdings Corp.	2,023	125,891
†Integra LifeSciences Holdings Corp.	3,804	161,137
†Intuitive Surgical, Inc.	1,413	264,853
†Invacare Corp.	107	84
iRadimed Corp.	396	11,904
†Kewaunee Scientific Corp.	820	14,432
†KORU Medical Systems, Inc.	4,448	9,919
†Lantheus Holdings, Inc.	5,690	400,178
LeMaitre Vascular, Inc.	1,009	51,136
†LENSAR, Inc.	965	5,356
†LivaNova PLC	3,030	153,833
†Masimo Corp.	1,080	152,453
Medtronic PLC	10,996	887,927
†Meridian Bioscience, Inc.	2,980	93,959
†Merit Medical Systems, Inc.	3,063	173,090
Mesa Laboratories, Inc.	221	31,123
†Neogen Corp.	9,859	137,730
†Novocure Ltd.	459	34,875
†NuVasive, Inc.	2,785	122,011
†Omnicell, Inc.	1,495	130,110
†OraSure Technologies, Inc.	3,929	14,891
†Orthofix Medical, Inc.	1,631	31,168
†OrthoPediatrics Corp.	500	23,070
†Penumbra, Inc.	250	47,400
†QuidelOrtho Corp.	1,784	127,520
ResMed, Inc.	2,836	619,099
†Retractable Technologies, Inc.	2,669	5,285
†SeaSpine Holdings Corp.	660	3,749
†Shockwave Medical, Inc.	241	67,015
†SI-BONE, Inc.	200	3,492
†STAAR Surgical Co.	327	23,070
STERIS PLC	2,626	436,651
Stryker Corp.	2,779	562,859
†Surgalign Holdings, Inc.	168	585
†Surmodics, Inc.	576	17,510
†Tandem Diabetes Care, Inc.	570	27,275
Teleflex, Inc.	1,116	224,829
†UFP Technologies, Inc.	419	35,967
Utah Medical Products, Inc.	304	25,934
†Varex Imaging Corp.	2,809	59,382
†ViewRay, Inc.	7,136	25,975

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	4,704	$ 491,803
†Zimvie, Inc.	470	4,639
		12,844,525
Health Care Providers & Services–3.24%
†Acadia Healthcare Co., Inc.	6,534	510,828
†Accolade, Inc.	1,700	19,414
†Addus HomeCare Corp.	1,037	98,764
†Agilon Health, Inc.	4,157	97,357
†AlerisLife, Inc.	46	44
†Amedisys, Inc.	1,501	145,282
AmerisourceBergen Corp.	5,383	728,481
†AMN Healthcare Services, Inc.	2,817	298,489
†Apollo Medical Holdings, Inc.	1,233	48,087
†Brookdale Senior Living, Inc.	14,577	62,244
Cardinal Health, Inc.	10,655	710,475
†Castle Biosciences, Inc.	800	20,864
†Centene Corp.	8,151	634,229
Chemed Corp.	857	374,132
Cigna Corp.	6,513	1,807,162
†Community Health Systems, Inc.	5,888	12,659
†CorVel Corp.	1,034	143,137
†Covetrus, Inc.	4,287	89,513
†Cross Country Healthcare, Inc.	2,183	61,932
CVS Health Corp.	25,540	2,435,750
†DaVita, Inc.	6,324	523,437
Elevance Health, Inc.	4,045	1,837,401
Encompass Health Corp.	7,712	348,814
†Enhabit, Inc.	3,856	54,138
Ensign Group, Inc.	4,466	355,047
†Enzo Biochem, Inc.	4,475	9,979
†Fulgent Genetics, Inc.	770	29,352
†Hanger, Inc.	1,874	35,081
HCA Healthcare, Inc.	1,658	304,724
†HealthEquity, Inc.	2,408	161,745
†Henry Schein, Inc.	4,163	273,800
Humana, Inc.	2,066	1,002,403
†InfuSystem Holdings, Inc.	1,714	11,981
†Joint Corp.	300	4,713
Laboratory Corp. of America Holdings	3,137	642,489
†LHC Group, Inc.	1,435	234,852
McKesson Corp.	3,088	1,049,519
†ModivCare, Inc.	1,393	138,854
†Molina Healthcare, Inc.	2,358	777,763
National HealthCare Corp.	1,163	73,664
National Research Corp.	1,656	65,909
†OPKO Health, Inc.	44,007	83,173
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Option Care Health, Inc.	2,870	$ 90,319
Owens & Minor, Inc.	4,089	98,545
Patterson Cos., Inc.	6,463	155,241
†Pediatrix Medical Group, Inc.	5,330	87,998
†Pennant Group, Inc.	1,314	13,679
†PetIQ, Inc.	1,642	11,330
Premier, Inc. Class A	5,444	184,769
†Progyny, Inc.	600	22,236
Quest Diagnostics, Inc.	4,743	581,919
†R1 RCM, Inc.	8,118	150,427
†RadNet, Inc.	3,391	69,007
Select Medical Holdings Corp.	9,557	211,210
†Surgery Partners, Inc.	2,117	49,538
†Tenet Healthcare Corp.	5,353	276,108
U.S. Physical Therapy, Inc.	363	27,595
UnitedHealth Group, Inc.	8,385	4,234,760
Universal Health Services, Inc. Class B	4,616	407,039
		22,989,401
Health Care Technology–0.15%
†Allscripts Healthcare Solutions, Inc.	9,307	141,746
†American Well Corp. Class A	5,272	18,927
†Certara, Inc.	3,387	44,979
†Change Healthcare, Inc.	9,602	263,959
†Computer Programs & Systems, Inc.	313	8,726
†Doximity, Inc. Class A	1,110	33,544
†Evolent Health, Inc. Class A	6,148	220,898
†HealthStream, Inc.	2,713	57,678
†NextGen Healthcare, Inc.	4,127	73,048
†Phreesia, Inc.	3,068	78,173
Simulations Plus, Inc.	804	39,026
†Teladoc Health, Inc.	660	16,731
†Veeva Systems, Inc. Class A	505	83,264
		1,080,699
Hotels, Restaurants & Leisure–1.53%
Aramark	9,872	308,006
†Biglari Holdings, Inc. Class A	136	18,088
†BJ's Restaurants, Inc.	1,840	43,884
Bloomin' Brands, Inc.	3,612	66,208
Bluegreen Vacations Holding Corp.	1,022	16,883
†Booking Holdings, Inc.	456	749,304
Boyd Gaming Corp.	3,072	146,381
†Brinker International, Inc.	1,880	46,962
†Caesars Entertainment, Inc.	2,213	71,391
†Carnival Corp.	16,011	112,557

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Carrols Restaurant Group, Inc.	3,714	$ 6,054
Cheesecake Factory, Inc.	3,354	98,205
†Chipotle Mexican Grill, Inc.	358	537,988
Choice Hotels International, Inc.	2,305	252,444
Churchill Downs, Inc.	1,181	217,481
†Chuy's Holdings, Inc.	1,208	28,001
Cracker Barrel Old Country Store, Inc.	1,519	140,629
Darden Restaurants, Inc.	4,987	629,958
†Dave & Buster's Entertainment, Inc.	2,106	65,349
†Denny's Corp.	3,911	36,802
Dine Brands Global, Inc.	552	35,085
Domino's Pizza, Inc.	730	226,446
†El Pollo Loco Holdings, Inc.	3,403	30,355
†Everi Holdings, Inc.	1,700	27,574
†Expedia Group, Inc.	492	46,095
†Fiesta Restaurant Group, Inc.	1,638	10,385
†Hilton Grand Vacations, Inc.	1,939	63,774
Hilton Worldwide Holdings, Inc.	3,155	380,556
†Hyatt Hotels Corp. Class A	1,871	151,476
International Game Technology PLC	3,976	62,821
Jack in the Box, Inc.	1,074	79,551
†Las Vegas Sands Corp.	1,264	47,425
†Light & Wonder, Inc. Class A	3,487	149,523
Marriott International, Inc. Class A	5,315	744,844
Marriott Vacations Worldwide Corp.	2,191	266,995
McDonald's Corp.	4,663	1,075,941
MGM Resorts International	9,858	292,980
Nathan's Famous, Inc.	298	18,974
†Noodles & Co.	3,644	17,127
†Norwegian Cruise Line Holdings Ltd.	9,314	105,807
†ONE Group Hospitality, Inc.	1,626	10,797
Papa John's International, Inc.	1,423	99,624
†Penn Entertainment, Inc.	3,322	91,388
†Planet Fitness, Inc. Class A	2,912	167,906
†Playa Hotels & Resorts NV	8,515	49,557
†PlayAGS, Inc.	1,440	7,632
†Potbelly Corp.	1,460	6,614
†Red Robin Gourmet Burgers, Inc.	1,284	8,641
Red Rock Resorts, Inc. Class A	3,306	113,264
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Royal Caribbean Cruises Ltd.	6,475	$ 245,402
Ruth's Hospitality Group, Inc.	3,701	62,399
†SeaWorld Entertainment, Inc.	4,911	223,500
†Shake Shack, Inc. Class A	835	37,558
†Six Flags Entertainment Corp.	534	9,452
Starbucks Corp.	7,152	602,628
Texas Roadhouse, Inc.	3,420	298,429
Travel & Leisure Co.	3,985	135,968
Vail Resorts, Inc.	915	197,311
Wendy's Co.	13,624	254,633
Wingstop, Inc.	1,345	168,690
Wyndham Hotels & Resorts, Inc.	3,483	213,682
†Wynn Resorts Ltd.	1,444	91,015
Yum! Brands, Inc.	3,499	372,084
		10,894,483
Household Durables–1.02%
Bassett Furniture Industries, Inc.	722	11,321
†Beazer Homes USA, Inc.	2,298	22,222
†Cavco Industries, Inc.	542	111,522
Century Communities, Inc.	2,517	107,677
DR Horton, Inc.	12,480	840,528
Ethan Allen Interiors, Inc.	1,750	36,995
Flexsteel Industries, Inc.	419	6,578
Garmin Ltd.	5,124	411,508
†GoPro, Inc. Class A	2,100	10,353
†Green Brick Partners, Inc.	3,200	68,416
Hamilton Beach Brands Holding Co. Class A	652	7,609
†Helen of Troy Ltd.	1,664	160,476
Hooker Furnishings Corp.	831	11,210
Installed Building Products, Inc.	1,646	133,310
†iRobot Corp.	1,792	100,943
KB Home	5,148	133,436
La-Z-Boy, Inc.	3,008	67,891
Leggett & Platt, Inc.	7,210	239,516
Lennar Corp. Class A	10,251	755,744
†LGI Homes, Inc.	1,679	136,620
Lifetime Brands, Inc.	785	5,315
†Lovesac Co.	603	12,289
†M/I Homes, Inc.	1,091	39,527
MDC Holdings, Inc.	4,503	123,472
†Meritage Homes Corp.	2,325	163,378
†Mohawk Industries, Inc.	1,648	150,281
Newell Brands, Inc.	22,715	315,511
†NVR, Inc.	121	482,437
PulteGroup, Inc.	14,484	543,150

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Purple Innovation, Inc.	800	$ 3,240
†Skyline Champion Corp.	2,886	152,583
†Sonos, Inc.	2,987	41,519
†Taylor Morrison Home Corp.	9,255	215,827
Tempur Sealy International, Inc.	11,328	273,458
Toll Brothers, Inc.	6,351	266,742
†TopBuild Corp.	2,212	364,493
†Tri Pointe Homes, Inc.	8,843	133,618
†Tupperware Brands Corp.	2,421	15,858
†Universal Electronics, Inc.	867	17,054
Whirlpool Corp.	4,083	550,429
		7,244,056
Household Products–1.18%
†Central Garden & Pet Co.	3,287	113,965
Church & Dwight Co., Inc.	6,695	478,291
Clorox Co.	3,633	466,441
Colgate-Palmolive Co.	7,201	505,870
Energizer Holdings, Inc.	3,912	98,348
Kimberly-Clark Corp.	4,357	490,337
Oil-Dri Corp. of America	282	6,824
Procter & Gamble Co.	46,860	5,916,075
Reynolds Consumer Products, Inc.	1,427	37,116
Spectrum Brands Holdings, Inc.	2,923	114,085
WD-40 Co.	775	136,198
		8,363,550
Independent Power and Renewable Electricity Producers–0.24%
AES Corp.	14,524	328,243
Atlantica Sustainable Infrastructure PLC	5,908	155,380
Brookfield Renewable Corp. Class A	7,554	246,865
Clearway Energy, Inc. Class A	5,540	170,933
Ormat Technologies, Inc.	2,822	243,256
†Sunnova Energy International, Inc.	3,839	84,765
Vistra Corp.	23,319	489,699
		1,719,141
Industrial Conglomerates–0.46%
3M Co.	14,194	1,568,437
General Electric Co.	8,723	540,041
Honeywell International, Inc.	6,871	1,147,251
		3,255,729
Insurance–3.40%
Aflac, Inc.	13,680	768,816
†Alleghany Corp.	635	533,000
Allstate Corp.	9,137	1,137,831
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Ambac Financial Group, Inc.	2,234	$ 28,484
American Equity Investment Life Holding Co.	6,329	236,008
American Financial Group, Inc.	3,567	438,491
American International Group, Inc.	13,719	651,378
AMERISAFE, Inc.	1,468	68,600
Aon PLC Class A	4,376	1,172,199
†Arch Capital Group Ltd.	11,376	518,063
Argo Group International Holdings Ltd.	2,598	50,037
Arthur J Gallagher & Co.	4,783	818,945
Assurant, Inc.	3,006	436,682
Assured Guaranty Ltd.	5,886	285,177
Axis Capital Holdings Ltd.	5,346	262,756
†Brighthouse Financial, Inc.	5,959	258,740
Brown & Brown, Inc.	8,544	516,741
Chubb Ltd.	5,362	975,241
Cincinnati Financial Corp.	4,103	367,506
CNA Financial Corp.	3,226	119,039
CNO Financial Group, Inc.	6,176	110,983
†Conifer Holdings, Inc.	5,315	8,557
Crawford & Co. Class A	3,914	21,186
Donegal Group, Inc. Class A	996	13,436
†eHealth, Inc.	1,543	6,033
Employers Holdings, Inc.	2,097	72,326
†Enstar Group Ltd.	1,075	182,309
Erie Indemnity Co. Class A	1,708	379,705
Everest Re Group Ltd.	1,450	380,538
Fidelity National Financial, Inc.	16,742	606,060
First American Financial Corp.	6,407	295,363
†Genworth Financial, Inc. Class A	22,919	80,217
Global Indemnity Group LLC Class A	1,056	23,306
Globe Life, Inc.	5,440	542,368
†Goosehead Insurance, Inc. Class A	189	6,736
†Greenlight Capital Re Ltd. Class A	1,907	14,188
†Hallmark Financial Services, Inc.	1,100	1,155
Hanover Insurance Group, Inc.	3,093	396,337
Hartford Financial Services Group, Inc.	13,650	845,481
HCI Group, Inc.	887	34,770
†Heritage Insurance Holdings, Inc.	4,237	9,576

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Horace Mann Educators Corp.	2,359	$ 83,249
Investors Title Co.	124	17,484
James River Group Holdings Ltd.	1,705	38,891
Kemper Corp.	3,591	148,165
Kinsale Capital Group, Inc.	999	255,165
Loews Corp.	6,756	336,719
†Maiden Holdings Ltd.	5,521	11,870
†Markel Corp.	350	379,477
Marsh & McLennan Cos., Inc.	6,927	1,034,132
Mercury General Corp.	3,824	108,678
MetLife, Inc.	8,650	525,747
National Western Life Group, Inc. Class A	298	50,898
†NI Holdings, Inc.	863	11,530
Old Republic International Corp.	18,644	390,219
†Palomar Holdings, Inc.	463	38,762
Primerica, Inc.	3,375	416,644
Principal Financial Group, Inc.	7,966	574,747
ProAssurance Corp.	3,203	62,491
Progressive Corp.	8,183	950,946
Prudential Financial, Inc.	5,394	462,697
Reinsurance Group of America, Inc.	2,470	310,751
RenaissanceRe Holdings Ltd.	2,289	321,353
RLI Corp.	2,059	210,800
Safety Insurance Group, Inc.	1,159	94,528
Selective Insurance Group, Inc.	3,458	281,481
†Selectquote, Inc.	567	414
†SiriusPoint Ltd.	7,714	38,184
Stewart Information Services Corp.	1,688	73,664
Tiptree, Inc.	1,600	17,216
Travelers Cos., Inc.	7,740	1,185,768
†Trean Insurance Group, Inc.	1,600	5,440
†Trupanion, Inc.	433	25,733
United Fire Group, Inc.	2,034	58,437
†United Insurance Holdings Corp.	4,881	3,126
Universal Insurance Holdings, Inc.	3,924	38,651
Unum Group	9,940	385,672
W R Berkley Corp.	9,849	636,048
White Mountains Insurance Group Ltd.	204	265,816
Willis Towers Watson PLC	3,133	629,545
		24,155,502
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–2.93%
†Alphabet, Inc. Class A	67,860	$ 6,490,809
†Alphabet, Inc. Class C	61,120	5,876,688
†Angi, Inc.	1,639	4,835
†Bumble, Inc. Class A	1,580	33,954
†Cargurus, Inc.	3,083	43,686
†Cars.com, Inc.	4,551	52,337
†DHI Group, Inc.	3,155	16,974
†EverQuote, Inc. Class A	500	3,410
†Match Group, Inc.	4,578	218,599
†Meta Platforms, Inc. Class A	52,997	7,190,633
†Pinterest, Inc. Class A	2,279	53,101
†QuinStreet, Inc.	3,300	34,650
†Snap, Inc. Class A	1,701	16,704
†TripAdvisor, Inc.	4,445	98,146
†TrueCar, Inc.	6,947	10,490
†Twitter, Inc.	3,081	135,071
†Yelp, Inc.	3,429	116,277
†Zedge, Inc. Class B	591	1,395
†Ziff Davis, Inc.	3,482	238,447
†Zillow Group, Inc. Class A	3,937	112,655
†ZoomInfo Technologies, Inc.	1,942	80,904
		20,829,765
Internet & Direct Marketing Retail–1.36%
†1-800-Flowers.com, Inc. Class A	3,054	19,820
†Amazon.com, Inc.	71,260	8,052,380
†CarParts.com, Inc.	2,700	13,959
†Chewy, Inc. Class A	836	25,682
†DoorDash, Inc. Class A	5,027	248,585
†Duluth Holdings, Inc. Class B	753	5,301
eBay, Inc.	19,422	714,924
†Etsy, Inc.	2,811	281,465
†Lands' End, Inc.	2,935	22,658
†Liquidity Services, Inc.	1,758	28,585
PetMed Express, Inc.	1,442	28,148
†Quotient Technology, Inc.	5,042	11,647
Qurate Retail, Inc.	26,054	52,369
†Revolve Group, Inc.	1,075	23,317
Shutterstock, Inc.	2,288	114,789
†Stitch Fix, Inc. Class A	990	3,911
		9,647,540
IT Services–4.06%
Accenture PLC Class A	12,460	3,205,958
†Akamai Technologies, Inc.	4,441	356,701
Amdocs Ltd.	6,463	513,485
Automatic Data Processing, Inc.	8,407	1,901,579
†Block, Inc.	731	40,198
†BM Technologies, Inc.	419	2,803
†Brightcove, Inc.	3,520	22,176

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Broadridge Financial Solutions, Inc.	3,831	$ 552,890
†Cantaloupe, Inc.	5,370	18,688
Cass Information Systems, Inc.	1,074	37,257
†Cloudflare, Inc. Class A	488	26,991
Cognizant Technology Solutions Corp. Class A	10,584	607,945
†Computer Task Group, Inc.	1,153	7,725
Concentrix Corp.	3,531	394,166
†Conduent, Inc.	11,528	38,504
CSG Systems International, Inc.	1,963	103,803
†DigitalOcean Holdings, Inc.	511	18,483
†DXC Technology Co.	11,644	285,045
†Edgio, Inc.	3,333	9,266
†EPAM Systems, Inc.	977	353,860
†Euronet Worldwide, Inc.	1,668	126,368
EVERTEC, Inc.	4,425	138,724
†Evo Payments, Inc. Class A	788	26,240
†ExlService Holdings, Inc.	2,052	302,383
†Fastly, Inc. Class A	2,200	20,152
Fidelity National Information Services, Inc.	7,577	572,594
†Fiserv, Inc.	7,057	660,323
†FleetCor Technologies, Inc.	3,326	585,941
†Gartner, Inc.	1,848	511,323
Genpact Ltd.	11,702	512,197
Global Payments, Inc.	3,576	386,387
†Globant SA	833	155,838
†GoDaddy, Inc. Class A	3,455	244,890
†Grid Dynamics Holdings, Inc.	2,155	40,363
Hackett Group, Inc.	2,748	48,695
†I3 Verticals, Inc. Class A	1,655	33,150
†IBEX Holdings Ltd.	574	10,659
Information Services Group, Inc.	2,900	13,804
International Business Machines Corp.	22,623	2,687,839
†International Money Express, Inc.	2,069	47,152
Jack Henry & Associates, Inc.	2,803	510,903
†Kyndryl Holdings, Inc.	4,524	37,413
†Marqeta, Inc. Class A	10,698	76,170
Mastercard, Inc. Class A	16,063	4,567,353
Maximus, Inc.	4,397	254,454
†MongoDB, Inc.	226	44,875
†Okta, Inc.	417	23,715
†Paya Holdings, Inc.	3,941	24,079
Paychex, Inc.	3,903	437,956
†PayPal Holdings, Inc.	5,238	450,835
†Perficient, Inc.	1,815	118,011
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†PFSweb, Inc.	867	$ 8,080
†Snowflake, Inc. Class A	525	89,229
†SolarWinds Corp.	2,262	17,530
†Squarespace, Inc. Class A	1,211	25,867
SS&C Technologies Holdings, Inc.	6,801	324,748
†StarTek, Inc.	1,400	4,200
Switch, Inc. Class A	3,379	113,838
TTEC Holdings, Inc.	3,257	144,318
†Twilio, Inc. Class A	670	46,324
†Unisys Corp.	1,659	12,525
†VeriSign, Inc.	2,057	357,301
†Verra Mobility Corp.	4,796	73,715
Visa, Inc. Class A	28,469	5,057,518
Western Union Co.	13,573	183,235
†WEX, Inc.	1,728	219,352
		28,846,089
Leisure Products–0.28%
Acushnet Holdings Corp.	4,495	195,488
†American Outdoor Brands, Inc.	1,803	15,812
Brunswick Corp.	5,296	346,623
Hasbro, Inc.	4,346	293,007
Johnson Outdoors, Inc. Class A	436	22,371
†Malibu Boats, Inc. Class A	1,584	76,016
Marine Products Corp.	2,133	18,045
†MasterCraft Boat Holdings, Inc.	1,000	18,850
†Mattel, Inc.	16,286	308,457
†Nautilus, Inc.	2,171	3,539
†Peloton Interactive, Inc. Class A	420	2,911
Polaris, Inc.	3,553	339,844
Smith & Wesson Brands, Inc.	2,575	26,703
†Topgolf Callaway Brands Corp.	7,331	141,195
†Vista Outdoor, Inc.	4,147	100,855
†YETI Holdings, Inc.	3,406	97,139
		2,006,855
Life Sciences Tools & Services–1.30%
†10X Genomics, Inc. Class A	224	6,379
†Adaptive Biotechnologies Corp.	1,110	7,903
Agilent Technologies, Inc.	3,112	378,264
†Avantor, Inc.	13,009	254,976
Azenta, Inc.	1,794	76,891
†Bio-Rad Laboratories, Inc. Class A	670	279,484
Bio-Techne Corp.	730	207,320
Bruker Corp.	8,550	453,663

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Champions Oncology, Inc.	196	$ 1,470
†Charles River Laboratories International, Inc.	1,853	364,670
Danaher Corp.	7,185	1,855,814
†Harvard Bioscience, Inc.	3,169	8,113
†Illumina, Inc.	415	79,178
†IQVIA Holdings, Inc.	3,062	554,651
†Maravai LifeSciences Holdings, Inc. Class A	3,621	92,444
†Medpace Holdings, Inc.	1,557	244,714
†Mettler-Toledo International, Inc.	705	764,304
†NeoGenomics, Inc.	2,833	24,392
PerkinElmer, Inc.	3,902	469,528
†Repligen Corp.	812	151,933
†Sotera Health Co.	6,721	45,837
†Syneos Health, Inc.	4,646	219,059
Thermo Fisher Scientific, Inc.	3,709	1,881,168
†Waters Corp.	1,354	364,944
West Pharmaceutical Services, Inc.	1,740	428,179
		9,215,278
Machinery–3.01%
†3D Systems Corp.	6,912	55,158
AGCO Corp.	4,680	450,076
Alamo Group, Inc.	671	82,043
Albany International Corp. Class A	2,141	168,775
Allison Transmission Holdings, Inc.	7,945	268,223
Altra Industrial Motion Corp.	3,594	120,830
Astec Industries, Inc.	1,462	45,600
Barnes Group, Inc.	3,140	90,683
†Blue Bird Corp.	812	6,780
Caterpillar, Inc.	10,940	1,795,035
†Chart Industries, Inc.	2,068	381,236
Chicago Rivet & Machine Co.	189	4,871
†CIRCOR International, Inc.	1,341	22,113
Columbus McKinnon Corp.	1,631	42,667
†Commercial Vehicle Group, Inc.	4,182	18,819
Crane Holdings Co.	4,090	358,039
Cummins, Inc.	4,651	946,525
Deere & Co.	7,228	2,413,357
Donaldson Co., Inc.	8,393	411,341
Douglas Dynamics, Inc.	1,386	38,836
Dover Corp.	4,566	532,304
Eastern Co.	515	8,935
†Energy Recovery, Inc.	2,984	64,872
Enerpac Tool Group Corp.	2,890	51,529
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
EnPro Industries, Inc.	2,155	$ 183,132
Esab Corp.	2,239	74,693
ESCO Technologies, Inc.	1,491	109,499
†Evoqua Water Technologies Corp.	7,310	241,742
Federal Signal Corp.	4,085	152,452
Flowserve Corp.	6,513	158,266
Fortive Corp.	6,827	398,014
Franklin Electric Co., Inc.	2,494	203,785
†Gates Industrial Corp. PLC	3,772	36,815
†Gencor Industries, Inc.	1,204	10,848
Gorman-Rupp Co.	2,146	51,053
Graco, Inc.	6,440	386,078
Graham Corp.	501	4,404
Greenbrier Cos., Inc.	1,954	47,424
Helios Technologies, Inc.	2,751	139,201
Hillenbrand, Inc.	5,042	185,142
Hurco Cos., Inc.	300	6,744
Hyster-Yale Materials Handling, Inc.	834	17,939
IDEX Corp.	1,637	327,154
Illinois Tool Works, Inc.	6,120	1,105,578
Ingersoll Rand, Inc.	9,821	424,856
ITT, Inc.	4,999	326,635
John Bean Technologies Corp.	1,844	158,584
Kadant, Inc.	745	124,273
Kennametal, Inc.	5,039	103,703
†L B Foster Co. Class A	762	7,437
Lincoln Electric Holdings, Inc.	4,079	512,812
Lindsay Corp.	475	68,058
†LS Starrett Co. Class A	1,600	14,128
Luxfer Holdings PLC	1,289	18,690
†Manitowoc Co., Inc.	3,195	24,761
†Mayville Engineering Co., Inc.	557	3,626
†Middleby Corp.	3,112	398,865
Miller Industries, Inc.	637	13,562
Mueller Industries, Inc.	4,258	253,096
Mueller Water Products, Inc. Class A	10,288	105,658
†NN, Inc.	5,648	9,658
Nordson Corp.	1,475	313,098
Omega Flex, Inc.	460	42,605
Oshkosh Corp.	3,866	271,741
Otis Worldwide Corp.	7,899	503,956
PACCAR, Inc.	9,923	830,456
Parker-Hannifin Corp.	3,129	758,188
Park-Ohio Holdings Corp.	1,241	14,036
Pentair PLC	9,500	385,985
†Proto Labs, Inc.	1,067	38,871
†RBC Bearings, Inc.	700	145,467
REV Group, Inc.	4,472	49,326

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Shyft Group, Inc.	2,371	$ 48,440
Snap-on, Inc.	2,114	425,654
†SPX Technologies, Inc.	3,324	183,551
Standex International Corp.	630	51,439
Stanley Black & Decker, Inc.	4,384	329,721
Tennant Co.	1,373	77,657
Terex Corp.	3,393	100,908
Timken Co.	4,369	257,946
†Titan International, Inc.	6,689	81,204
Toro Co.	6,711	580,367
Trinity Industries, Inc.	6,963	148,660
†Twin Disc, Inc.	600	6,882
Wabash National Corp.	2,605	40,534
Watts Water Technologies, Inc. Class A	1,597	200,791
Westinghouse Air Brake Technologies Corp.	4,846	394,222
Xylem, Inc.	3,951	345,159
		21,413,876
Marine–0.08%
Costamare, Inc.	6,357	56,895
Eagle Bulk Shipping, Inc.	539	23,274
Eneti, Inc.	533	3,555
Genco Shipping & Trading Ltd.	2,086	26,138
†Kirby Corp.	4,034	245,146
Matson, Inc.	2,879	177,116
Pangaea Logistics Solutions Ltd.	3,860	17,833
		549,957
Media–1.30%
†Altice USA, Inc. Class A	10,271	59,880
†AMC Networks, Inc. Class A	1,659	33,678
†Audacy, Inc. Class A	12,190	4,707
†Boston Omaha Corp. Class A	1,027	23,662
Cable One, Inc.	307	261,886
†Charter Communications, Inc. Class A	2,320	703,772
Comcast Corp. Class A	77,882	2,284,279
†comScore, Inc.	4,616	7,616
†Cumulus Media, Inc. Class A	500	3,515
†Daily Journal Corp.	100	25,639
DallasNews Corp.	1,322	6,134
†DISH Network Corp. Class A	12,184	168,505
†Emerald Holding, Inc.	3,197	10,806
Entravision Communications Corp. Class A	4,034	16,015
†EW Scripps Co. Class A	5,690	64,126
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Fluent, Inc.	1,021	$ 1,378
Fox Corp. Class A	22,858	680,572
†Gannett Co., Inc.	11,594	17,739
Gray Television, Inc.	5,362	76,784
†iHeartMedia, Inc. Class A	3,260	23,896
Interpublic Group of Cos., Inc.	27,567	705,715
John Wiley & Sons, Inc. Class A	2,592	97,356
†Liberty Broadband Corp. Class A	4,690	346,687
†Liberty Media Corp.-Liberty Braves Class A	1,675	46,167
†Liberty Media Corp.-Liberty Formula One Class A	7,860	450,816
†Liberty Media Corp.-Liberty SiriusXM Class A	8,345	315,665
†Loyalty Ventures, Inc.	1,072	1,297
†Magnite, Inc.	2,900	19,053
†Marchex, Inc. Class B	5,340	8,971
New York Times Co. Class A	6,656	191,360
News Corp. Class A	15,002	228,449
Nexstar Media Group, Inc. Class A	3,557	593,485
Omnicom Group, Inc.	11,367	717,144
Paramount Global Class A	17,278	329,973
Saga Communications, Inc. Class A	635	16,605
Scholastic Corp.	2,318	71,302
Sinclair Broadcast Group, Inc. Class A	911	16,480
Sirius XM Holdings, Inc.	31,709	181,058
†TechTarget, Inc.	959	56,773
TEGNA, Inc.	15,413	318,741
†Thryv Holdings, Inc.	973	22,214
†Urban One, Inc.	3,828	16,269
†WideOpenWest, Inc.	1,100	13,497
		9,239,666
Metals & Mining–1.09%
Alcoa Corp.	11,273	379,449
Alpha Metallurgical Resources, Inc.	805	110,156
†Ampco-Pittsburgh Corp.	782	2,878
†Arconic Corp.	4,843	82,525
†ATI, Inc.	9,446	251,358
Carpenter Technology Corp.	2,617	81,493
†Century Aluminum Co.	6,328	33,412
†Cleveland-Cliffs, Inc.	17,128	230,714
†Coeur Mining, Inc.	13,662	46,724
Commercial Metals Co.	7,882	279,653
Compass Minerals International, Inc.	2,029	78,177
†Ferroglobe PLC	9,406	49,664

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Fortitude Gold Corp.	1,049	$ 5,801
Freeport-McMoRan, Inc.	37,782	1,032,582
Friedman Industries, Inc.	5	35
Gold Resource Corp.	3,674	6,062
Haynes International, Inc.	2,063	72,453
Hecla Mining Co.	36,267	142,892
†Idaho Strategic Resources, Inc.	1,820	8,645
Kaiser Aluminum Corp.	589	36,135
Materion Corp.	1,479	118,320
†MP Materials Corp.	1,346	36,746
Newmont Corp.	13,552	569,591
Nexa Resources SA	4,710	24,304
Nucor Corp.	12,868	1,376,747
Olympic Steel, Inc.	623	14,211
Reliance Steel & Aluminum Co.	3,940	687,175
Royal Gold, Inc.	1,959	183,793
Ryerson Holding Corp.	2,843	73,179
Schnitzer Steel Industries, Inc. Class A	1,911	54,387
Southern Copper Corp.	3,374	151,290
Steel Dynamics, Inc.	13,428	952,717
SunCoke Energy, Inc.	6,128	35,604
†TimkenSteel Corp.	6,202	92,968
U.S. Steel Corp.	12,149	220,140
†Universal Stainless & Alloy Products, Inc.	352	2,506
Warrior Met Coal, Inc.	3,207	91,207
Worthington Industries, Inc.	3,712	141,576
		7,757,269
Multiline Retail–0.79%
Big Lots, Inc.	2,718	42,428
Dillard's, Inc. Class A	1,631	444,872
Dollar General Corp.	5,050	1,211,293
†Dollar Tree, Inc.	8,611	1,171,957
Franchise Group, Inc.	1,365	33,170
Kohl's Corp.	9,455	237,793
Macy's, Inc.	17,805	279,004
Nordstrom, Inc.	7,134	119,352
†Ollie's Bargain Outlet Holdings, Inc.	1,810	93,396
Target Corp.	13,313	1,975,516
		5,608,781
Multi-Utilities–0.54%
Ameren Corp.	4,745	382,210
Avista Corp.	2,686	99,516
Black Hills Corp.	2,357	159,640
CenterPoint Energy, Inc.	13,408	377,837
CMS Energy Corp.	5,779	336,569
Consolidated Edison, Inc.	5,469	469,022
Dominion Energy, Inc.	5,531	382,247
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
DTE Energy Co.	3,725	$ 428,561
NiSource, Inc.	8,491	213,888
NorthWestern Corp.	1,697	83,628
Public Service Enterprise Group, Inc.	5,113	287,504
Sempra Energy	1,964	294,482
Unitil Corp.	1,166	54,161
WEC Energy Group, Inc.	2,876	257,201
		3,826,466
Oil, Gas & Consumable Fuels–6.04%
Adams Resources & Energy, Inc.	441	13,142
†Alto Ingredients, Inc.	4,791	17,439
Antero Midstream Corp.	24,985	229,362
†Antero Resources Corp.	13,414	409,529
APA Corp.	12,728	435,170
Arch Resources, Inc.	1,270	150,622
†Ardmore Shipping Corp.	2,791	25,482
Berry Corp.	3,410	25,575
Brigham Minerals, Inc. Class A	685	16,899
California Resources Corp.	2,779	106,797
†Callon Petroleum Co.	3,716	130,097
†Centrus Energy Corp. Class A	700	28,686
Cheniere Energy, Inc.	5,549	920,635
Chesapeake Energy Corp.	3,248	305,994
Chevron Corp.	29,434	4,228,783
Chord Energy Corp.	1,551	212,130
Civitas Resources, Inc.	1,860	106,745
†Clean Energy Fuels Corp.	20,933	111,782
†CNX Resources Corp.	15,674	243,417
†Comstock Resources, Inc.	11,629	201,065
ConocoPhillips	27,361	2,800,125
CONSOL Energy, Inc.	2,615	168,197
Continental Resources, Inc.	7,040	470,342
Coterra Energy, Inc.	51,038	1,333,113
Crescent Energy Co. Class A	1,120	15,086
CVR Energy, Inc.	6,732	195,093
Delek U.S. Holdings, Inc.	4,667	126,662
†Denbury, Inc.	2,832	244,288
Devon Energy Corp.	26,900	1,617,497
DHT Holdings, Inc.	8,597	64,993
Diamondback Energy, Inc.	6,200	746,852
Dorian LPG Ltd.	2,455	33,314
†DT Midstream, Inc.	2,802	145,396
†EnLink Midstream LLC	21,168	188,184
EOG Resources, Inc.	11,873	1,326,570
Epsilon Energy Ltd.	2,128	13,449
EQT Corp.	18,993	773,965
Equitrans Midstream Corp.	22,129	165,525
Evolution Petroleum Corp.	2,220	15,451
Exxon Mobil Corp.	81,419	7,108,693

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Green Plains, Inc.	2,427	$ 70,553
†Gulfport Energy Corp.	473	41,761
†Hallador Energy Co.	3,632	20,412
Hess Corp.	11,273	1,228,644
HF Sinclair Corp.	10,776	580,180
International Seaways, Inc.	2,758	96,889
Kinder Morgan, Inc.	25,837	429,928
†Kosmos Energy Ltd.	26,917	139,161
†Laredo Petroleum, Inc.	929	58,388
Magnolia Oil & Gas Corp. Class A	9,382	185,857
Marathon Oil Corp.	37,116	838,079
Marathon Petroleum Corp.	17,066	1,695,166
Matador Resources Co.	6,684	326,981
Murphy Oil Corp.	10,368	364,643
NACCO Industries, Inc. Class A	326	15,332
New Fortress Energy, Inc.	2,140	93,539
Northern Oil & Gas, Inc.	1,139	31,220
Occidental Petroleum Corp.	33,721	2,072,156
ONEOK, Inc.	16,598	850,482
†Overseas Shipholding Group, Inc. Class A	5,002	14,856
Ovintiv, Inc.	13,095	602,370
†Par Pacific Holdings, Inc.	3,626	59,503
†PBF Energy, Inc. Class A	7,775	273,369
PDC Energy, Inc.	6,279	362,863
†Peabody Energy Corp.	9,294	230,677
†Permian Resources Corp.	17,052	115,954
Phillips 66	7,915	638,899
PHX Minerals, Inc.	655	2,122
Pioneer Natural Resources Co.	4,312	933,677
†PrimeEnergy Resources Corp.	202	15,758
Range Resources Corp.	17,978	454,124
Ranger Oil Corp. Class A	1,090	34,281
†REX American Resources Corp.	1,620	45,230
†SandRidge Energy, Inc.	3,035	49,501
Scorpio Tankers, Inc.	5,026	211,293
SFL Corp. Ltd.	10,126	92,248
†SilverBow Resources, Inc.	419	11,263
SM Energy Co.	11,376	427,851
†Southwestern Energy Co.	51,776	316,869
†Talos Energy, Inc.	4,058	67,566
Targa Resources Corp.	11,866	715,994
†Teekay Corp.	3,211	11,528
†Teekay Tankers Ltd. Class A	2,248	61,910
†Tellurian, Inc.	13,929	33,290
Texas Pacific Land Corp.	263	467,412
Valero Energy Corp.	10,662	1,139,235
†W&T Offshore, Inc.	4,101	24,032
Williams Cos., Inc.	26,603	761,644
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	6,061	$ 142,070
		42,928,906
Paper & Forest Products–0.10%
†Clearwater Paper Corp.	1,500	56,400
†Glatfelter Corp.	3,242	10,082
Louisiana-Pacific Corp.	7,699	394,112
Mercer International, Inc.	4,679	57,552
†Resolute Forest Products, Inc.	6,285	125,700
Sylvamo Corp.	1,090	36,951
		680,797
Personal Products–0.21%
†BellRing Brands, Inc.	6,545	134,892
†Coty, Inc. Class A	28,705	181,416
Edgewell Personal Care Co.	3,074	114,968
†elf Beauty, Inc.	1,640	61,697
Estee Lauder Cos., Inc. Class A	2,305	497,649
†Herbalife Nutrition Ltd.	4,218	83,896
Inter Parfums, Inc.	1,441	108,738
Lifevantage Corp.	2,676	10,035
Medifast, Inc.	636	68,917
Natural Health Trends Corp.	462	1,696
†Nature's Sunshine Products, Inc.	909	7,490
Nu Skin Enterprises, Inc. Class A	3,625	120,966
†USANA Health Sciences, Inc.	1,458	81,721
		1,474,081
Pharmaceuticals–3.87%
†Alimera Sciences, Inc.	336	1,707
†Amneal Pharmaceuticals, Inc.	8,114	16,390
†Amphastar Pharmaceuticals, Inc.	3,846	108,073
†ANI Pharmaceuticals, Inc.	935	30,051
Bristol-Myers Squibb Co.	40,273	2,863,008
†Cara Therapeutics, Inc.	1,547	14,480
†Catalent, Inc.	4,237	306,589
†Collegium Pharmaceutical, Inc.	1,508	24,158
†Corcept Therapeutics, Inc.	4,605	118,072
†Cymabay Therapeutics, Inc.	5,352	18,732
†Elanco Animal Health, Inc.	12,080	149,913
Eli Lilly & Co.	15,847	5,124,127
†Harmony Biosciences Holdings, Inc.	2,848	126,138
†Innoviva, Inc.	8,244	95,713

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Intra-Cellular Therapies, Inc.	3,773	$ 175,558
†Jazz Pharmaceuticals PLC	3,266	435,325
Johnson & Johnson	34,519	5,639,024
Merck & Co., Inc.	53,420	4,600,530
†Nektar Therapeutics	5,848	18,714
†NGM Biopharmaceuticals, Inc.	1,200	15,696
†Ocular Therapeutix, Inc.	4,300	17,845
†Ocuphire Pharma, Inc.	3,932	7,903
Organon & Co.	7,098	166,093
†Pacira BioSciences, Inc.	1,648	87,657
Perrigo Co. PLC	6,594	235,142
Pfizer, Inc.	118,890	5,202,626
Phibro Animal Health Corp. Class A	1,490	19,802
†Prestige Consumer Healthcare, Inc.	3,449	171,864
†Processa Pharmaceuticals, Inc.	200	452
†Satsuma Pharmaceuticals, Inc.	1,809	10,854
†scPharmaceuticals, Inc.	2,003	13,059
SIGA Technologies, Inc.	4,189	43,147
†Supernus Pharmaceuticals, Inc.	4,014	135,874
†Taro Pharmaceutical Industries Ltd.	2,002	60,020
Viatris, Inc.	29,225	248,997
Zoetis, Inc.	8,016	1,188,693
		27,492,026
Professional Services–1.17%
†ASGN, Inc.	3,282	296,594
Barrett Business Services, Inc.	764	59,592
BGSF, Inc.	458	5,088
Booz Allen Hamilton Holding Corp.	6,133	566,383
†CACI International, Inc. Class A	1,381	360,524
†CBIZ, Inc.	2,928	125,260
†Clarivate PLC	10,298	96,698
†CoStar Group, Inc.	4,230	294,620
CRA International, Inc.	465	41,264
†DLH Holdings Corp.	697	8,552
Dun & Bradstreet Holdings, Inc.	3,485	43,179
Equifax, Inc.	3,183	545,662
Exponent, Inc.	2,295	201,203
†First Advantage Corp.	1,282	16,448
†Forrester Research, Inc.	1,302	46,885
†Franklin Covey Co.	769	34,905
†FTI Consulting, Inc.	2,327	385,607
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Heidrick & Struggles International, Inc.	1,738	$ 45,171
HireQuest, Inc.	768	9,907
†Huron Consulting Group, Inc.	1,526	101,098
ICF International, Inc.	989	107,821
Insperity, Inc.	1,432	146,193
Jacobs Solutions, Inc.	2,662	288,800
KBR, Inc.	9,686	418,629
Kelly Services, Inc. Class A	2,914	39,601
Kforce, Inc.	1,861	109,148
Korn Ferry	3,509	164,748
Leidos Holdings, Inc.	4,371	382,331
ManpowerGroup, Inc.	3,592	232,366
†Mistras Group, Inc.	2,371	10,575
Nielsen Holdings PLC	26,287	728,676
†RCM Technologies, Inc.	1,000	16,690
Resources Connection, Inc.	3,042	54,969
Robert Half International, Inc.	8,363	639,769
Science Applications International Corp.	4,049	358,053
TransUnion	4,978	296,141
†TriNet Group, Inc.	4,695	334,378
†TrueBlue, Inc.	2,836	54,111
Verisk Analytics, Inc.	3,525	601,118
†Willdan Group, Inc.	746	11,048
		8,279,805
Real Estate Management & Development–0.28%
†Anywhere Real Estate, Inc.	7,238	58,700
†CBRE Group, Inc. Class A	9,324	629,463
†CKX Lands, Inc.	100	1,093
†Cushman & Wakefield PLC	5,962	68,265
Douglas Elliman, Inc.	3,557	14,584
eXp World Holdings, Inc.	1,193	13,374
†Five Point Holdings LLC Class A	1,459	3,793
†Forestar Group, Inc.	2,282	25,536
†FRP Holdings, Inc.	1,191	64,743
†Howard Hughes Corp.	2,366	131,053
†Jones Lang LaSalle, Inc.	2,637	398,372
Kennedy-Wilson Holdings, Inc.	9,523	147,226
Marcus & Millichap, Inc.	2,435	79,819
†Maui Land & Pineapple Co., Inc.	1,011	9,311
Newmark Group, Inc. Class A	11,223	90,457
†Rafael Holdings, Inc. Class B	887	1,597
RE/MAX Holdings, Inc. Class A	1,472	27,835
†Redfin Corp.	1,750	10,220

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
RMR Group, Inc. Class A	1,499	$ 35,511
St. Joe Co.	4,108	131,579
Stratus Properties, Inc.	394	9,180
†Tejon Ranch Co.	3,049	43,906
		1,995,617
Road & Rail–1.54%
AMERCO	1,196	609,027
ArcBest Corp.	1,859	135,205
†Avis Budget Group, Inc.	2,048	304,046
Covenant Logistics Group, Inc.	1,476	42,361
CSX Corp.	59,924	1,596,375
†Daseke, Inc.	9,269	50,145
Heartland Express, Inc.	5,586	79,936
†Hertz Global Holdings, Inc.	953	15,515
JB Hunt Transport Services, Inc.	5,339	835,126
Knight-Swift Transportation Holdings, Inc.	9,538	466,694
Landstar System, Inc.	2,710	391,243
†Lyft, Inc. Class A	2,279	30,014
Marten Transport Ltd.	5,929	113,600
Norfolk Southern Corp.	4,070	853,276
Old Dominion Freight Line, Inc.	3,609	897,811
†PAM Transportation Services, Inc.	2,728	84,459
Ryder System, Inc.	3,781	285,428
†Saia, Inc.	2,290	435,100
Schneider National, Inc. Class B	5,218	105,925
†U.S. Xpress Enterprises, Inc. Class A	5,221	12,844
†Uber Technologies, Inc.	2,905	76,983
Union Pacific Corp.	15,901	3,097,833
Universal Logistics Holdings, Inc.	2,167	68,737
Werner Enterprises, Inc.	4,045	152,092
†XPO Logistics, Inc.	4,881	217,302
		10,957,077
Semiconductors & Semiconductor Equipment–4.00%
†Advanced Micro Devices, Inc.	15,399	975,681
†Alpha & Omega Semiconductor Ltd.	978	30,083
†Ambarella, Inc.	1,741	97,809
Amkor Technology, Inc.	22,758	388,024
Analog Devices, Inc.	5,474	762,747
Applied Materials, Inc.	14,737	1,207,402
†Axcelis Technologies, Inc.	2,339	141,650
†AXT, Inc.	1,172	7,852
Broadcom, Inc.	7,660	3,401,117
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†CEVA, Inc.	1,018	$ 26,702
†Cirrus Logic, Inc.	4,655	320,264
†Cohu, Inc.	3,624	93,427
†CyberOptics Corp.	309	16,618
†Diodes, Inc.	2,424	157,342
†Enphase Energy, Inc.	1,912	530,523
Entegris, Inc.	4,330	359,477
†First Solar, Inc.	4,890	646,800
†FormFactor, Inc.	4,562	114,278
†GSI Technology, Inc.	1,975	5,629
†Ichor Holdings Ltd.	1,913	46,314
Intel Corp.	84,710	2,182,977
†inTEST Corp.	1,085	8,279
KLA Corp.	3,248	982,942
Kulicke & Soffa Industries, Inc.	3,275	126,186
Lam Research Corp.	3,251	1,189,866
†Lattice Semiconductor Corp.	3,059	150,533
†MACOM Technology Solutions Holdings, Inc.	1,580	81,828
†Magnachip Semiconductor Corp.	1,402	14,356
Marvell Technology, Inc.	9,572	410,735
†MaxLinear, Inc.	2,621	85,497
Microchip Technology, Inc.	18,099	1,104,582
Micron Technology, Inc.	21,433	1,073,793
MKS Instruments, Inc.	2,121	175,279
Monolithic Power Systems, Inc.	551	200,233
NVE Corp.	375	17,494
NVIDIA Corp.	10,272	1,246,918
NXP Semiconductors NV	2,732	402,997
†ON Semiconductor Corp.	14,650	913,134
†Onto Innovation, Inc.	3,137	200,925
†PDF Solutions, Inc.	2,280	55,928
†Photronics, Inc.	4,937	72,179
Power Integrations, Inc.	2,937	188,908
†Qorvo, Inc.	4,976	395,144
QUALCOMM, Inc.	20,614	2,328,970
†Rambus, Inc.	6,528	165,942
†Semtech Corp.	2,840	83,524
†Silicon Laboratories, Inc.	1,942	239,720
Skyworks Solutions, Inc.	6,210	529,527
†SMART Global Holdings, Inc.	2,460	39,040
†SolarEdge Technologies, Inc.	763	176,604
†Synaptics, Inc.	2,171	214,951
Teradyne, Inc.	5,398	405,660
Texas Instruments, Inc.	19,692	3,047,928
†Ultra Clean Holdings, Inc.	2,077	53,483
Universal Display Corp.	1,230	116,051
†Veeco Instruments, Inc.	2,578	47,229

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Wolfspeed, Inc.	3,268	$ 337,780
		28,396,861
Software–6.07%
A10 Networks, Inc.	2,287	30,348
†ACI Worldwide, Inc.	6,433	134,450
†Adeia, Inc.	7,533	106,517
†Adobe, Inc.	6,583	1,811,642
†Agilysys, Inc.	934	51,697
†Alarm.com Holdings, Inc.	1,481	96,058
†Altair Engineering, Inc. Class A	800	35,376
American Software, Inc. Class A	1,038	15,902
†ANSYS, Inc.	1,313	291,092
†Appfolio, Inc. Class A	301	31,521
†Aspen Technology, Inc.	1,511	359,920
†Atlassian Corp. PLC Class A	361	76,023
†Autodesk, Inc.	2,954	551,807
†Avalara, Inc.	1,234	113,281
Bentley Systems, Inc. Class B	1,454	44,478
†Bill.com Holdings, Inc.	1,820	240,913
†Black Knight, Inc.	3,616	234,064
†Blackbaud, Inc.	2,993	131,872
†Box, Inc. Class A	5,884	143,511
†Cadence Design Systems, Inc.	1,601	261,651
†Cerence, Inc.	1,724	27,153
†Ceridian HCM Holding, Inc.	2,185	122,098
†ChannelAdvisor Corp.	2,000	45,320
=†Citrix Systems, Inc.	3,003	312,312
†Cognyte Software Ltd.	3,097	12,512
†CommVault Systems, Inc.	1,488	78,923
†Consensus Cloud Solutions, Inc.	1,160	54,868
†CoreCard Corp.	954	20,769
†Crowdstrike Holdings, Inc. Class A	228	37,577
†Datadog, Inc. Class A	238	21,130
Dell Technologies, Inc. Class C	6,255	213,733
†DocuSign, Inc.	339	18,126
Dolby Laboratories, Inc. Class A	2,941	191,606
†DoubleVerify Holdings, Inc.	853	23,330
†Dropbox, Inc. Class A	12,202	252,825
†Duck Creek Technologies, Inc.	2,868	33,986
†Dynatrace, Inc.	2,110	73,449
Ebix, Inc.	2,526	47,918
†eGain Corp.	796	5,851
†Elastic NV	311	22,311
†Envestnet, Inc.	2,030	90,132
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Everbridge, Inc.	687	$ 21,215
†Fair Isaac Corp.	766	315,600
†Five9, Inc.	397	29,767
†Fortinet, Inc.	6,818	334,968
†Guidewire Software, Inc.	1,956	120,450
†HubSpot, Inc.	157	42,409
InterDigital, Inc.	2,062	83,346
Intuit, Inc.	1,484	574,783
†Jamf Holding Corp.	1,616	35,811
†LiveRamp Holdings, Inc.	4,179	75,891
†Manhattan Associates, Inc.	3,299	438,866
Microsoft Corp.	124,027	28,885,888
†Model N, Inc.	1,142	39,091
†N-able, Inc.	2,262	20,878
†NCR Corp.	9,975	189,625
NortonLifeLock, Inc.	12,649	254,751
†OneSpan, Inc.	2,510	21,611
Oracle Corp.	11,020	672,991
†Palantir Technologies, Inc. Class A	923	7,504
†Paycom Software, Inc.	1,219	402,258
†Paylocity Holding Corp.	708	171,039
†Ping Identity Holding Corp.	1,531	42,975
†Procore Technologies, Inc.	600	29,688
Progress Software Corp.	3,296	140,245
†PTC, Inc.	2,503	261,814
†Q2 Holdings, Inc.	156	5,023
†Qualtrics International, Inc. Class A	1,773	18,049
†Qualys, Inc.	1,916	267,071
†Rimini Street, Inc.	4,284	19,963
Roper Technologies, Inc.	980	352,447
†Salesforce, Inc.	6,276	902,740
Sapiens International Corp. NV	3,371	64,656
†SecureWorks Corp. Class A	2,259	18,185
†SentinelOne, Inc. Class A	2,255	57,638
†ServiceNow, Inc.	339	128,010
†ShotSpotter, Inc.	558	16,048
†Splunk, Inc.	1,375	103,400
†SPS Commerce, Inc.	816	101,372
†Synchronoss Technologies, Inc.	2,306	2,629
†Synopsys, Inc.	938	286,568
†Telos Corp.	3,621	32,191
†Teradata Corp.	7,049	218,942
†Trade Desk, Inc. Class A	1,794	107,191
†Tyler Technologies, Inc.	575	199,812
†Unity Software, Inc.	729	23,226
†Upland Software, Inc.	1,653	13,439
†Verint Systems, Inc.	3,097	103,997
VMware, Inc. Class A	1,626	173,104
†Workday, Inc. Class A	315	47,949
†Yext, Inc.	4,098	18,277

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Zendesk, Inc.	500	$ 38,050
†Zoom Video Communications, Inc. Class A	694	51,071
†Zscaler, Inc.	476	78,240
		43,130,804
Specialty Retail–2.41%
Aaron's Co., Inc.	2,309	22,444
†Abercrombie & Fitch Co. Class A	6,902	107,326
Academy Sports & Outdoors, Inc.	3,312	139,700
Advance Auto Parts, Inc.	2,278	356,143
†American Eagle Outfitters, Inc.	13,926	135,500
†America's Car-Mart, Inc.	473	28,862
Arko Corp.	2,100	19,719
†Asbury Automotive Group, Inc.	1,229	185,702
†AutoNation, Inc.	7,273	740,901
†AutoZone, Inc.	295	631,869
†Barnes & Noble Education, Inc.	4,091	9,818
Bath & Body Works, Inc.	2,245	73,187
Best Buy Co., Inc.	14,515	919,380
Big 5 Sporting Goods Corp.	952	10,224
†Boot Barn Holdings, Inc.	2,377	138,959
Buckle, Inc.	2,085	66,011
Build-A-Bear Workshop, Inc.	1,134	15,116
†Burlington Stores, Inc.	1,526	170,744
Caleres, Inc.	3,166	76,681
Camping World Holdings, Inc. Class A	1,466	37,119
†CarMax, Inc.	5,954	393,083
†Carvana Co.	154	3,126
Cato Corp. Class A	2,294	21,885
†Chico's FAS, Inc.	9,593	46,430
†Children's Place, Inc.	524	16,186
†Citi Trends, Inc.	1,474	22,862
†Conn's, Inc.	3,161	22,380
†Container Store Group, Inc.	7,273	35,638
Designer Brands, Inc. Class A	3,126	47,859
Dick's Sporting Goods, Inc.	4,473	468,055
†Five Below, Inc.	2,610	359,319
†Floor & Decor Holdings, Inc. Class A	5,597	393,245
Foot Locker, Inc.	8,253	256,916
Gap, Inc.	12,803	105,113
†Genesco, Inc.	1,809	71,130
Group 1 Automotive, Inc.	1,309	187,017
Guess?, Inc.	7,264	106,563
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Haverty Furniture Cos., Inc.	1,170	$ 29,133
Hibbett, Inc.	1,132	56,385
Home Depot, Inc.	6,173	1,703,378
JOANN, Inc.	3,062	20,270
†Leslie's, Inc.	2,355	34,642
Lithia Motors, Inc.	1,842	395,201
†LL Flooring Holdings, Inc.	2,511	17,401
Lowe's Cos., Inc.	4,728	887,966
†MarineMax, Inc.	1,791	53,354
Monro, Inc.	2,081	90,440
Murphy USA, Inc.	2,169	596,280
†National Vision Holdings, Inc.	3,754	122,568
†ODP Corp.	3,561	125,169
†O'Reilly Automotive, Inc.	537	377,699
Penske Automotive Group, Inc.	5,297	521,384
Rent-A-Center, Inc.	3,348	58,624
†RH	1,072	263,787
Ross Stores, Inc.	12,178	1,026,240
†Sally Beauty Holdings, Inc.	4,190	52,794
Shoe Carnival, Inc.	2,018	43,266
Signet Jewelers Ltd.	4,587	262,331
†Sleep Number Corp.	1,810	61,196
Sonic Automotive, Inc. Class A	1,581	68,457
†Sportsman's Warehouse Holdings, Inc.	1,747	14,500
Tilly's, Inc. Class A	2,120	14,670
TJX Cos., Inc.	18,003	1,118,346
Tractor Supply Co.	5,149	957,096
†Ulta Beauty, Inc.	2,108	845,709
†Urban Outfitters, Inc.	6,503	127,784
†Victoria's Secret & Co.	748	21,782
Williams-Sonoma, Inc.	5,364	632,147
Winmark Corp.	203	43,917
†Zumiez, Inc.	1,585	34,125
		17,120,253
Technology Hardware, Storage & Peripherals–5.25%
Apple, Inc.	251,815	34,800,833
†Avid Technology, Inc.	1,312	30,517
†CPI Card Group, Inc.	137	2,159
Hewlett Packard Enterprise Co.	33,041	395,831
HP, Inc.	15,313	381,600
†Immersion Corp.	1,963	10,777
†Intevac, Inc.	505	2,349
NetApp, Inc.	7,200	445,320
†One Stop Systems, Inc.	2,641	8,451
†Pure Storage, Inc. Class A	5,495	150,398
Seagate Technology Holdings PLC	7,588	403,909
†Stratasys Ltd.	3,678	53,000

LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Super Micro Computer, Inc.	2,031	$ 111,847
†Turtle Beach Corp.	601	4,099
†Western Digital Corp.	8,583	279,377
Xerox Holdings Corp.	13,402	175,298
		37,255,765
Textiles, Apparel & Luxury Goods–0.75%
†Capri Holdings Ltd.	6,876	264,313
Carter's, Inc.	3,084	202,094
Columbia Sportswear Co.	3,905	262,806
†Culp, Inc.	857	3,737
†Deckers Outdoor Corp.	1,861	581,767
†Delta Apparel, Inc.	583	8,156
†Fossil Group, Inc.	4,356	14,898
†G-III Apparel Group Ltd.	5,065	75,722
Hanesbrands, Inc.	26,411	183,821
Kontoor Brands, Inc.	2,536	85,235
†Lakeland Industries, Inc.	306	3,528
Levi Strauss & Co. Class A	1,906	27,580
†Lululemon Athletica, Inc.	1,410	394,180
Movado Group, Inc.	1,488	41,932
NIKE, Inc. Class B	17,946	1,491,671
Oxford Industries, Inc.	1,080	96,962
PVH Corp.	3,292	147,482
Ralph Lauren Corp.	1,882	159,838
Rocky Brands, Inc.	542	10,873
†Skechers USA, Inc. Class A	5,696	180,677
Steven Madden Ltd.	4,035	107,613
Superior Group of Cos., Inc.	478	4,245
Tapestry, Inc.	13,865	394,182
†Under Armour, Inc. Class A	11,988	75,212
†Unifi, Inc.	1,589	15,111
†Vera Bradley, Inc.	4,817	14,499
VF Corp.	12,868	384,882
Wolverine World Wide, Inc.	4,245	65,331
		5,298,347
Thrifts & Mortgage Finance–0.36%
†Bridgewater Bancshares, Inc.	1,259	20,736
Capitol Federal Financial, Inc.	10,543	87,507
CF Bankshares, Inc.	455	9,382
†Columbia Financial, Inc.	5,791	122,364
Essent Group Ltd.	7,232	252,180
Federal Agricultural Mortgage Corp. Class C	746	73,958
†FFBW, Inc.	819	9,746
†First Seacoast Bancorp	959	9,907
Flagstar Bancorp, Inc.	3,532	117,969
FS Bancorp, Inc.	364	9,923
Hingham Institution For Savings The	65	16,322
Home Bancorp, Inc.	767	29,905
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
†HV Bancorp, Inc.	431	$ 8,952
Kearny Financial Corp.	6,302	66,927
Luther Burbank Corp.	1,860	21,613
Merchants Bancorp	900	20,763
MGIC Investment Corp.	3,265	41,857
†Mr Cooper Group, Inc.	5,737	232,349
New York Community Bancorp, Inc.	26,009	221,857
†NMI Holdings, Inc. Class A	4,487	91,400
Northeast Community Bancorp, Inc.	1,217	15,091
Northfield Bancorp, Inc.	4,576	65,483
†Ocwen Financial Corp.	526	12,240
OP Bancorp	1,114	12,388
PennyMac Financial Services, Inc.	1,976	84,770
†Pioneer Bancorp, Inc.	1,588	15,118
†Ponce Financial Group, Inc.	1,139	10,433
Provident Bancorp, Inc.	1,300	18,603
Provident Financial Services, Inc.	5,414	105,573
Radian Group, Inc.	2,793	53,877
Rocket Cos., Inc. Class A	3,907	24,692
†Security National Financial Corp. Class A	1,294	8,217
Southern Missouri Bancorp, Inc.	664	33,884
†Sterling Bancorp, Inc.	1,968	11,867
Territorial Bancorp, Inc.	299	5,543
TFS Financial Corp.	7,410	96,330
Timberland Bancorp, Inc.	400	11,060
TrustCo Bank Corp. NY	1,470	46,187
†Velocity Financial, Inc.	941	10,200
Walker & Dunlop, Inc.	2,190	183,369
Waterstone Financial, Inc.	2,626	42,436
Western New England Bancorp, Inc.	1,120	9,106
†William Penn Bancorp, Inc.	914	10,392
WSFS Financial Corp.	4,769	221,568
		2,574,044
Tobacco–0.21%
Altria Group, Inc.	13,629	550,339
Philip Morris International, Inc.	9,405	780,709
Turning Point Brands, Inc.	703	14,925
Universal Corp.	1,492	68,692
Vector Group Ltd.	7,114	62,674
		1,477,339
Trading Companies & Distributors–0.97%
Air Lease Corp.	8,537	264,732
Alta Equipment Group, Inc.	1,479	16,284

LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Applied Industrial Technologies, Inc.	2,223	$ 228,480
†Beacon Roofing Supply, Inc.	4,965	271,685
†BlueLinx Holdings, Inc.	383	23,784
Boise Cascade Co.	2,267	134,796
†Distribution Solutions Group, Inc.	624	17,578
†DXP Enterprises, Inc.	1,412	33,436
Fastenal Co.	16,174	744,651
GATX Corp.	2,433	207,170
Global Industrial Co.	2,361	63,346
†GMS, Inc.	2,996	119,870
H&E Equipment Services, Inc.	2,029	57,502
Herc Holdings, Inc.	1,751	181,894
†Hudson Technologies, Inc.	2,788	20,492
†Karat Packaging, Inc.	551	8,811
McGrath RentCorp	1,676	140,549
†MRC Global, Inc.	5,465	39,293
MSC Industrial Direct Co., Inc. Class A	3,057	222,580
†NOW, Inc.	6,498	65,305
Rush Enterprises, Inc. Class A	3,929	175,647
†SiteOne Landscape Supply, Inc.	2,352	244,937
Textainer Group Holdings Ltd.	3,468	93,150
†Titan Machinery, Inc.	1,745	49,314
†Transcat, Inc.	587	44,430
Triton International Ltd.	4,168	228,115
†United Rentals, Inc.	4,479	1,209,867
†Univar Solutions, Inc.	9,999	227,377
†Veritiv Corp.	1,896	185,372
Watsco, Inc.	1,424	366,623
†WESCO International, Inc.	3,455	412,458
†Willis Lease Finance Corp.	616	20,168
WW Grainger, Inc.	1,618	791,509
		6,911,205
Water Utilities–0.17%
American States Water Co.	1,681	131,034
American Water Works Co., Inc.	3,453	449,442
Artesian Resources Corp. Class A	575	27,669
California Water Service Group	2,184	115,075
Consolidated Water Co. Ltd.	860	13,227
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
Essential Utilities, Inc.	6,714	$ 277,825
Global Water Resources, Inc.	1,585	18,592
Middlesex Water Co.	968	74,730
†Pure Cycle Corp.	1,628	13,594
SJW Group	1,157	66,643
York Water Co.	500	19,215
		1,207,046
Wireless Telecommunication Services–0.26%
†Gogo, Inc.	2,191	26,555
Shenandoah Telecommunications Co.	3,690	62,804
Spok Holdings, Inc.	803	6,135
Telephone & Data Systems, Inc.	6,032	83,845
†T-Mobile U.S., Inc.	12,136	1,628,287
†U.S. Cellular Corp.	2,733	71,140
		1,878,766
Total Common Stock (Cost $498,573,451)		707,668,684
PREFERRED STOCK–0.01%
•WESCO International, Inc. 10.63% (H15T5Y + 10.33%)	1,790	48,241
Total Preferred Stock (Cost $44,738)		48,241
RIGHTS–0.00%
=†Achillion Pharmaceuticals, Inc. CVR	22,444	32,095
=†Aduro Biotech, Inc.	227	350
=†Contra Zagg, Inc. CVR	2,221	200
=†Contra Zogenix, Inc. CVR	3,717	2,527
=†Progenics Pharmaceuticals, Inc.	8,600	9,890
Total Rights (Cost $13,052)		45,062

MONEY MARKET FUND–0.23%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	1,657,819	1,657,819
Total Money Market Fund (Cost $1,657,819)		1,657,819

TOTAL INVESTMENTS–99.88% (Cost $500,289,060)	709,419,806
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	826,760
NET ASSETS APPLICABLE TO 46,618,891 SHARES OUTSTANDING–100.00%	$710,246,566

LVIP Dimensional U.S. Core Equity 2 Fund–29

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

Summary of Abbreviations:
CPI–Consumer Price Index
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 2 Fund–30

LVIP Dimensional U.S. Core Equity 2 Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 2 Fund–31

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$10,148,376	$—	$—	$10,148,376
Air Freight & Logistics	4,922,919	—	—	4,922,919
Airlines	2,036,000	—	—	2,036,000
Auto Components	3,686,510	—	—	3,686,510
Automobiles	4,801,459	—	—	4,801,459
Banks	42,529,310	—	—	42,529,310
Beverages	9,593,825	—	—	9,593,825
Biotechnology	18,728,852	—	34,084	18,762,936
Building Products	8,045,330	—	—	8,045,330
Capital Markets	21,815,958	—	—	21,815,958
Chemicals	17,413,645	—	—	17,413,645
Commercial Services & Supplies	6,991,286	—	—	6,991,286
Communications Equipment	6,211,418	—	—	6,211,418
Construction & Engineering	4,726,099	—	—	4,726,099
Construction Materials	1,560,367	—	—	1,560,367
Consumer Finance	7,406,397	—	—	7,406,397
Containers & Packaging	5,872,687	—	—	5,872,687
Distributors	1,651,247	—	—	1,651,247
Diversified Consumer Services	2,605,610	—	—	2,605,610
Diversified Financial Services	7,508,336	—	—	7,508,336
Diversified Telecommunication Services	7,653,278	—	—	7,653,278
Electric Utilities	7,290,500	—	—	7,290,500
Electrical Equipment	6,519,297	—	—	6,519,297
Electronic Equipment, Instruments & Components	11,040,804	—	—	11,040,804
Energy Equipment & Services	4,312,925	—	—	4,312,925
Entertainment	5,621,757	—	—	5,621,757
Food & Staples Retailing	12,403,093	—	—	12,403,093
Food Products	12,258,777	—	—	12,258,777
Gas Utilities	1,731,171	—	—	1,731,171
Health Care Equipment & Supplies	12,844,525	—	—	12,844,525
Health Care Providers & Services	22,989,401	—	—	22,989,401
Health Care Technology	1,080,699	—	—	1,080,699
Hotels, Restaurants & Leisure	10,894,483	—	—	10,894,483
Household Durables	7,244,056	—	—	7,244,056
Household Products	8,363,550	—	—	8,363,550
Independent Power and Renewable Electricity Producers	1,719,141	—	—	1,719,141
Industrial Conglomerates	3,255,729	—	—	3,255,729
Insurance	24,155,502	—	—	24,155,502
Interactive Media & Services	20,829,765	—	—	20,829,765
Internet & Direct Marketing Retail	9,647,540	—	—	9,647,540
IT Services	28,846,089	—	—	28,846,089
Leisure Products	2,006,855	—	—	2,006,855
Life Sciences Tools & Services	9,215,278	—	—	9,215,278
Machinery	21,413,876	—	—	21,413,876
Marine	549,957	—	—	549,957
Media	9,239,666	—	—	9,239,666
Metals & Mining	7,757,269	—	—	7,757,269
Multiline Retail	5,608,781	—	—	5,608,781
Multi-Utilities	3,826,466	—	—	3,826,466
Oil, Gas & Consumable Fuels	42,928,906	—	—	42,928,906
Paper & Forest Products	680,797	—	—	680,797
Personal Products	1,474,081	—	—	1,474,081
Pharmaceuticals	27,492,026	—	—	27,492,026
Professional Services	8,279,805	—	—	8,279,805
Real Estate Management & Development	1,995,617	—	—	1,995,617
LVIP Dimensional U.S. Core Equity 2 Fund–32

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Road & Rail	$10,957,077	$—	$—	$10,957,077
Semiconductors & Semiconductor Equipment	28,396,861	—	—	28,396,861
Software	42,818,492	—	312,312	43,130,804
Specialty Retail	17,120,253	—	—	17,120,253
Technology Hardware, Storage & Peripherals	37,255,765	—	—	37,255,765
Textiles, Apparel & Luxury Goods	5,298,347	—	—	5,298,347
Thrifts & Mortgage Finance	2,574,044	—	—	2,574,044
Tobacco	1,477,339	—	—	1,477,339
Trading Companies & Distributors	6,911,205	—	—	6,911,205
Water Utilities	1,207,046	—	—	1,207,046
Wireless Telecommunication Services	1,878,766	—	—	1,878,766
Preferred Stock	48,241	—	—	48,241
Rights	—	—	45,062	45,062
Money Market Fund	1,657,819	—	—	1,657,819
Total Investments	$709,028,348	$—	$391,458	$709,419,806
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 2 Fund–33